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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


                            REGISTRATION NO. 33-87498
                                    811-08910


                           VINTAGE MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                           AMY M. MITCHELL, TREASURER
                           VINTAGE MUTUAL FUNDS, INC.
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                        COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.            JOHN C. MILES, ESQ., DONALD F. BURT, ESQ.
VINTAGE MUTUAL FUNDS, INC.          CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200         1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266         LINCOLN, NEBRASKA 68508


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2005
DATE OF REPORTING PERIOD: 09/30/2005

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT FOR THE PERIOD ENDING SEPTEMBER 30, 2005.

Message From the President                          Vintage Mutual Funds, Inc.


Dear Valued Shareholder:

We are pleased to present this semi-annual report for the Vintage Mutual Funds covering the six-month period from April 1, 2005 to September 30, 2005. This report is prepared to provide you with information as to your Funds' performance, commentary from your Funds' managers, my investment outlook as Chief Investment Officer and a review of your Funds' expenses. We encourage you to review this information and hope you will find it useful.

During the last six months the investment environment has been highly unpredictable. The devastation as the result of two hurricanes in Louisiana, Mississippi, and Texas has reminded us how fragile our lives are. While the economy stumbled, economic growth continued and job gains followed. The recent acceleration in inflation, especially energy costs, is concerning to us. At some time these temporary price increases will become permanent and feed into core inflation data. As a result we remain cautious in our view toward inflation and expect higher rates to stave off building concerns.

Also during this period, the Federal Reserve remained active at keeping inflation and economic growth contained by raising short-term interest rates by
1.00 percent from 2.75 percent to 3.75 percent. All expectations are that the Fed Funds target rate will reach 4.25 percent by year end.

The Bond and Money Market Funds are positioned well for the current rate environment. We remain cautious toward rising interest rates, and have positioned portfolios shorter in maturity than their respective benchmarks to preserve wealth as asset values in bonds decline with higher interest rates.

During this period we also announced the merger of the Vintage Equity, Growth, and Balanced Funds into the Federated Funds.


These transactions closed in mid-September and allow the Vintage Mutual Fund company to focus its efforts where the greatest opportunities exist for its distribution. You should have recently received a proxy notice requesting approval of a new investment advisory agreement resulting from the acquisition of Investors Management Group by West Bancorporation, Inc. This transaction is scheduled to close by December 31, 2005.

We are excited about the future for the Vintage Mutual Funds and want to thank you for your continued support.

Sincerely,


/s/ Jeff Lorenzen
Jeff Lorenzen, CFA
President, Vintage Mutual Funds


The Vintage Mutual Funds are distributed by BISYS Fund Services Limited Partnership.

Shares of the Vintage Mutual Funds are NOT INSURED BY THE FDIC and are not deposits or obligations of, or guaranteed or endorsed by, AMCORE Financial Inc., or any of its subsidiaries including Investors Management Group. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund's portfolio is subject to change.

Information not authorized for distribution unless accompanied or preceded by a current prospectus.

PERFORMANCE REPORT                                    Vintage Mutual Funds, Inc.


Vintage Money Market Funds

Interest rates have fallen over the past six months as the market responded to a growing economy and contained inflation pressures. However, recent inflation concerns have pushed yields higher. Yield curves generally flattened as the Federal Reserve continued its measured pace of raising overnight interest rates, and money market curves were no different. Overnight rates jumped 100 basis points over four meetings and the money market yield curve flattened over 40 basis points. The Federal Reserve ended the six-month period at 3.75 percent and will likely raise rates to 4.25 percent by year end.

The Government Assets Fund

The amount of floating rate paper in the Fund fell due to maturities and will likely rise over the next few months to capture rising overnight rates. The Fund's average days were slightly longer than the index at the end of the period after the Federal Reserve's recent rate hike. Average days is being increased after the Fed moves to capture higher longer-term rates, and then allowed to drift below the benchmark in anticipation of higher overnight rates when the Federal Reserve moves again. The Fund is currently adding agency paper in the six to nine month part of the money market yield curve where rates appear most attractive.

The Institutional Money Market Fund

The Fund has grown over the period, though it remains invested exclusively in overnight repos. As assets grow and become more permanent, term agency paper will be added to the portfolio.

The Institutional Reserves Fund

The Fund is looking to add floating rate paper to replace maturities. The Fund also had a significant amount of repos at the end of the period in anticipation of a large cash outflow expected after month end. September and October tend to be high points in terms of total assets for the Fund, so outflows are expected over the next couple months and days will be managed accordingly. Average days are generally being increased after the Federal Reserve moves to capture higher longer term rates, and then allowed to drift below the benchmark in anticipation of higher overnight rates when the Federal Reserve moves again.

The Liquid Assets Fund

Very short corporate paper is relatively rich reflecting strong corporate fundamentals. The amount of floating rate paper in the Fund fell due to maturities and will likely rise over the next few months to capture rising overnight rates. The Fund's average days were slightly less than the index at the end of the period, although rates did reset on October 1 for many of the FmHA loans driving days longer. Average days are being increased after the Federal Reserve moves to capture higher longer term rates, and then allowed to drift below the benchmark in anticipation of higher overnight rates when the Federal Reserve moves again.

The Municipal Assets Fund

The municipal money market yield curve rose along with its taxable counterparts, though the curve remains fairly flat. Floating rate notes increased as a percentage of the Fund as floating rates picked up. Average days ended the period below the index and the Fund is looking for opportunities in municipal commercial paper to extend days.

VINTAGE MUTUAL FUNDS, INC.
Government Assets Fund

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value                    Description                                 Value

U.S. Government Agency (50.40%): Federal Farm Credit Bank:
$             2,000,000   3.620%***                    4/4/2006      $ 1,999,680
              2,000,000   3.560%**                     7/19/2006       2,000,000

Federal Home Loan Bank:
              1,000,000   6.500%                       11/15/2005      1,003,663
              1,575,000   3.610%****                   9/6/2007        1,573,780
              1,000,000   2.820%                       2/16/2005         998,532
              1,000,000   2.510%                       11/4/2005         999,139
              2,000,000   2.100%                       3/16/2006       1,982,971
                295,000   2.500%                      12/15/2005         294,079
              1,250,000   3.000%*****                  3/7/2006        1,247,470

Federal Home Loan Mortgage Corporation:
                230,000   1.875%                       2/15/2006         228,124
              1,000,000   2.500%                       11/25/2005        999,561
              1,424,000   4.100%                       8/16/2006       1,421,771
              1,000,000   3.650%*                      12/6/2005         993,492
              1,000,000   3.300%*                      10/11/2005        999,110
              1,000,000   3.350%*                      11/8/2005         996,517
              2,000,000   3.370%*                      11/15/2005      1,991,780
                500,000   3.900%*                      2/14/2006         492,747
              1,000,000   3.560%*                      12/12/2005        992,980
              1,000,000   3.700%*                      1/10/2006         989,813
              1,000,000   3.830%*                      1/17/2006         988,660
              1,000,000   4.080%*                      4/4/2006          979,444


Federal National Mortgage Association:
              1,000,000   2.150%                       4/13/2006         989,653
              2,185,000   2.875%                       10/15/2005      2,184,954
              1,000,000   2.030%                       2/9/2006          993,191
              1,500,000   3.440%*                      11/16/2005      1,493,608
              1,243,000   3.840%*                      1/18/2006       1,228,763
              1,000,000   3.620%*                      1/4/2006          990,606
              1,500,000   3.450%*                      11/23/2005      1,492,602
              2,000,000   3.670%**                     10/7/2005       2,000,047
                                                                      ----------
                                   Total U.S. Government Agency       35,546,737
                                                                      ----------

Repurchase Agreements (49.71%):
Bear Stearns:
         $    13,000,000   3.880%   10/3/2005
                                    (Purchased on 09/30/05, proceeds at
                                    maturity $13,001,574; Collateralized
                                    by $14,330,708 Government
                                    Agencies, 06/01/20 - 10/01/35, market
                                    value $13,261,605)             $  13,000,000

Seattle-Northwest Securities Corporation:
              11,064,368   3.860%  10/3/2005
                                   (Purchased on 09/30/05, proceeds at
                                   maturity $11,067,927; Collateralized
                                   by $11,370,000 Government
                                   Agencies, 03/13/06 - 02/28/08, market
                                   value $11,286,935)      11,064,368
UBS Securities LLC:
              11,000,000   3.810%  10/3/2005
                                   (Purchased on 09/30/05, proceeds at
                                   maturity $11,001,268; Collateralized
                                   by $10,007,000 Government
                                   Agencies, 03/28/06 - 10/01/28,
                                   market value $11,221,293)          11,000,000
                                                                      ----------
                                   Total Repurchase Agreements        35,064,368
                                                                      ----------

                                   Total Investment in Securities
                                   (100.11%) (Cost - $70,611,105)     70,611,105
                                   Other Assets & Liabilities (-0.11%)  (79,824)
                                                                      ----------
                                            Net Assets (100.00%)     $70,531,281
                                                                      ==========

     * Effective yield at date of purchase.
    ** Interest rate fluctuates weekly with 3-month U.S. Treasury bill rate. *** Interest rate fluctuates monthly with Libor.
  **** Interest rate fluctuates monthly with 2-year U.S. Treasury note. ***** Step-coupon, resets quarterly.

VINTAGE MUTUAL FUNDS, INC.
Institutional Money Market Fund

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value                Description                                   Value
---------                -----------                                   -----

Repurchase Agreements (100.21%):
Bear Stearns:
$             7,913,489   3.88% 10/3/2005
                                (Purchased on 09/30/05, proceeds at
                                maturity $7,917,177; Collateralized
                                by $8,846,821 Government
                                Agencies, 06/01/19 - 03/01/25, market
                                value $8,075,521)                 $   7,913,489
Seattle-Northwest Securities Corporation:
              7,000,000   3.86% 10/3/2005
                                (Purchased on 09/30/05, proceeds at
                                maturity $7,002,252; Collateralized
                                by $7,182,000 Government
                                Agencies, 03/13/06 - 09/28/12, market
                                value $7,140,567)                    7,000,000
                                                                     ----------
                                Total Repurchase Agreements          14,913,489
                                                                     ----------

                          Total Investment in Securities
                          (100.21%) (Cost - $14,913,489)             14,913,489
                          Other Assets and Liabilities (-0.21%)         (30,969)
                                                                     ----------
                          Net Assets (100.00%)                      $14,882,520
                                                                     ==========

VINTAGE MUTUAL FUNDS, INC.
Institutional Reserves Fund

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value              Description                                     Value
---------              -----------                                     -----

U.S. Government Agency (33.42%): Federal Farm Credit Bank:
     $  1,000,000   34/4/2006                                     $     999,839
        1,000,000   37/19/2006                                        1,000,000

Federal Home Loan Bank:
          500,000   4.960%      10/7/2005                               500,115
          230,000   4.185%      9/22/2006                               230,000
        1,000,000   3.610%****  9/6/2007                                999,225
          500,000   2.820%      12/16/2005                              499,266
        1,000,000   2.250%      10/18/2005                              999,701
          600,000   2.100%      3/16/2006                               594,891

Federal Home Loan Mortgage Corporation:
          500,000   2.050%      3/30/2006                               495,514
          250,000   2.500%      12/30/2005                              249,246
          500,000   2.375%      1/23/2006                               497,708
          500,000   2.160%      2/17/2006                               496,775
        1,000,000   3.650%*     12/6/2005                               993,492
        1,000,000   3.470%*     11/1/2005                               997,047
          500,000   3.350%*     11/8/2005                               498,258
        1,000,000   3.360%*     11/15/2005                              995,891
        1,000,000   3.700%*     1/10/2006                               989,813
        1,000,000   3.560%*     12/12/2005                              992,980
        1,000,000   4.080%*     4/4/2006                                979,444
        1,000,000   3.990%*     3/3/2006                                983,595
        1,000,000   3.900%*     2/14/2006                               985,493
        1,000,000   3.830%*     1/17/2006                               988,660

Federal National Mortgage Association:
        1,000,000   2.150%      4/13/2006                               989,653
           750,000  5.500%      2/15/2005                               754,050
          500,000   2.030%      2/9/2006                                496,596
          500,000   3.820%*     1/18/2006                               494,308
          500,000   3.900%*     1/11/2006                               494,617
       1,515,000    3.530%*     11/10/2005                            1,509,125
          500,000   3.370%*     11/9/2005                               498,207
       1,000,000    3.420%*     10/5/2005                               999,623
       1,000,000    3.620%*     1/4/2006                                990,606
          500,000   3.440%*     11/16/2005                              497,869
          500,000   3.450%*     11/23/2005                              497,534
$         500,000   11/18/2005*                                         499,615
        1,000,000   310/7/2005                                        1,000,023
                                                                      ---------
                     Total U.S. Government Agency                    26,688,779
                                                                     ----------
Repurchase Agreements (66.80%):
Bear Stearns:
        16,000,000   3.880%      10/3/2005
                                 (Purchased on 09/30/05, proceeds at
                                 maturity $16,003,948; Collateralized
                                 by $21,285,316 Government
                                 Agencies, 10/01/15 - 08/01/35, market
                                 value $16,324,027)                   16,000,000

Morgan Stanley & Company, Inc.:
          9,000,000   3.750%     10/3/2005
                                 (Purchased on 09/30/05, proceeds at
                                 maturity $9,002,813; Collateralized
                                 by $9,155,000 Government
                                 Agencies, 12/27/06 - 05/23/07, market
                                 value $9,192,442)                    9,000,000
Seattle-Northwest Securities Corporation:
        15,341,347   3.860%      10/3/2005
                                 (Purchased on 09/30/05, proceeds at
                                 maturity $15,346,282; Collateralized
                                 by $15,629,000 Government
                                 Agencies, 06/15/06 - 09/28/12, market
                                 value $15,649,138)                   15,341,347
UBS Securities LLC:
        13,000,000   3.810%      10/3/2005
                                 (Purchased on 09/30/05, proceeds at
                                 maturity $13,004,159; Collateralized
                                 by $19,487,000 Government
                                 Agencies, 02/15/08 - 03/01/26, market
                                 value $13,264,241)                   13,000,000
                                                                      ----------
                                 Total Repurchase Agreements          53,341,347
                                                                      ----------

                      Total Investment in Securities
                     (100.23%) (Cost - $80,030,126)                   80,030,126
                     Other Assets and Liabilities (-0.23%)             (180,157)
                                                                     -----------
                                 Net Assets (100.00%)                $79,849,969
                                                                     ===========

     * Effective yield at date of purchase.
    ** Interest rate fluctuates weekly with 3-month U.S. Treasury bill rate. *** Interest rate fluctuates monthly with Libor.
  **** Interest rate fluctuates monthly with 2-year U.S. Treasury note.

VINTAGE MUTUAL FUNDS, INC.
Liquid Assets Fund

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value              Description                                  Value
---------              -----------                                  -----

U.S. Government Agency (8.29%): Federal Farm Credit Bank:
$             2,000,000   3.560%**           7/19/2006    $      2,000,114

Federal Home Loan Bank:
              1,000,000   3.610%*****        9/6/2007              999,225
              2,000,000   4.050%             6/6/2006            2,000,000
              2,000,000   2.000%             2/6/2006            1,988,162

Federal National Mortgage Association:
              2,000,000          3.670%**    10/7/2005           2,000,047
                                                                 ---------
              Total U.S. Government Agency                       8,987,548
                                                                 ---------


U.S. Taxable Municipal Bonds (0.97%): Ypsilanti, MI Impr:
              255,000            3.85%       11/1/2005             255,056
Broomfield, CO:
              390,000            5.00%       12/1/2005             390,895
New York, NY Transitional:
              400,000            7.00%       11/1/2005             401,107
                                                                   -------
              Total Taxable Municipal Bond                       1,047,058
                                                                 ---------


Loan Certificates--FmHA Guaranteed Loan 3.00% - 4.55%
     Certificates (20.91%)
22,654,353******, 02/01/06 to 03/11/45:
              443,120            Combined Var. Daily               443,120
              711,005            Combined Var. Monthly             711,005
              879,829            Var. 1/17 & Quarterly             879,829
            3,386,246     Combined Var. Quarterly                3,386,246
              148,319            Var. 12/31 & Annual               148,319
              724,334            Combined Var. Monthly             724,334
              309,333            Var. 3/1 & Quarterly              309,333
            7,851,580     Combined Var. Daily                    7,851,580
            5,355,822     Combined Var. Quarterly                5,355,822
            2,844,764     Var. 6/7 & 12/7                        2,844,764
                                                                 ---------
               Total  Loan Certificates                         22,654,352
                                                                ----------

Bankers Acceptance (0.80%):
First Tennessee:
           $     555,000   4.220%*           2/23/2006          $  545,723
                 320,000   3.390%*           10/7/2005             319,822
                                                                   -------
                        Total Bankers Acceptance                   865,545
                                                                   -------
Commercial Paper (18.70%):
Barclays Funding CP:
              1,000,000   3.640%*            10/3/2005             999,806
              1,000,000   3.740%*            11/28/2005            994,039
Coop Assn Tractor:
                450,000   3.690%*            10/18/2005            449,222
                450,000   3.810%*            11/29/2005            447,212
              1,000,000   3.920%*            1/12/2006             988,956
Gen Elec Cap CP:
              1,500,000   3.820%*            11/15/2005          1,492,875
                700,000   3.630%*            10/26/2005            698,245
Morgan Stanley CP:
              1,200,000   3.800%*            10/4/2005           1,199,620
Paccar Fin Corp CP:
              1,200,000   3.690%*            11/10/2005          1,195,120
Proctor & Gamble CP:
              1,000,000   3.680%*            11/15/2005            995,438
Royal Bank CP:
              1,500,000   3.520%*            10/6/2005           1,499,271
Sherwin-Williams CP:
              1,000,000   3.780%*            12/5/2005             993,247
UBS Finance CP:
              1,520,000   3.500%*            10/14/2005          1,518,095
Verizon Network CP
              1,000,000   3.620%*            10/13/2005            998,800
Diageo Capital CP:
              1,000,000   3.650%*            10/7/2005             999,393
Edison Asset Sec CP:
              1,000,000   3.730%*            11/14/2005            995,466
Northern Rock CP:
              1,000,000   3.500%*            10/12/2005            998,940
Sherwin-Williams CP:
                 800,000   3.730%*           11/21/2005            795,807

     * Effective yield at date of purchase.
    ** Interest rate fluctuates weekly with 3-month U.S. Treasury bill rate. *** Variable rate, put option subject to no longer than 7-day settlement.
  **** Interest rate fluctuates monthly with Libor.
 ***** Interest rate fluctuates monthly with 2-year U.S. Treasury note. ****** Interest rate fluctuates with prime rate. Put option subject to no longer than 7-day settlement.

VINTAGE MUTUAL FUNDS, INC.
Liquid Assets Fund (continued)

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value              Description                                  Value
---------              -----------                                  -----

Three Rivers CP:
$             1,000,000   3.640%*            10/3/2005             999,798
Thunder Bay CP:
              1,000,000   3.660%*            10/11/2005            998,986
                                                                ----------
              Total Commercial Paper                            20,258,336
                                                                ----------

Corporate Bonds (19.06%):
Wells Fargo CO:
              1,416,000   6.875%             4/1/2006            1,434,899
Vulcan Materials:
                 250,000   6.400%            2/1/2006              251,934
Alabama Power Co:
              1,500,000   5.490%             11/1/2005           1,502,424
Consolidated Edison:
              2,000,000   6.625%             12/15/2005          2,010,503
Bear Stearns:
              1,000,000   3.730%****         9/5/2006            1,000,000
CIT Group Inc.:
              1,000,000   6.500%             2/7/2006            1,008,254
Goldman Sachs Group:
              1,000,000   6.750%             2/15/2006           1,009,663
Household Finance:
              1,573,000   6.500%             1/24/2006           1,585,510
Morgan Stanley DW:
                840,000   6.100%             4/15/2006             848,463
Natl. Rural Utilities:
              1,235,000   3.000%             2/15/2006           1,230,196
              1,000,000   6.650%             10/1/2005           1,000,210
Unilever Capital:
              1,000,000   6.875%             11/1/2005           1,002,847
United Health Care:
              2,000,000   7.500%             11/15/2005          2,009,545
BHP Finance USA:
              1,850,000   6.690%             3/1/2006            1,870,863
Kuehn Enterprises:
              990,000     3.790%***         10/1/1943             990,000
Schneider Capital:
              1,900,000   3.790%***         7/1/1943            1,900,000
                                                                ----------
                                 Total Corporate Bonds          20,655,311
                                                                ----------

Repurchase Agreements (31.09%):
Bear Stearns:
$             19,000,000         3.88% 10/3/2005
                                 (Purchased on 09/30/05, proceeds at
                                 maturity $19,003,578; Collateralized
                                 by $20,371,094 Government
                                 Agencies, 03/01/19 - 09/01/35, market
                                 value $19,383,649)$           19,000,000
Seattle-Northwest Securities Corporation:
              14,685,747   3.860% 10/3/2005
                                   (Purchased on 09/30/05, proceeds at
                                   maturity $14,690,471;
                                   Collateralized by $15,056,000
                                   Government Agencies, 05/26/06 -
                                   09/28/12, market
                                   value $14,980,063)           14,685,747
                                                                ----------
                               Total Repurchase Agreement       33,685,747
                                                                ==========

                               Total Investment in Securities
                               (99.82%) (Cost - $108,153,897)  108,153,897
                               Other Assets and
                               Liabilities (0.18%)                 198,888
                                                              ------------
                               Net Assets (100.00%)           $108,352,785
                                                              ============

     * Effective yield at date of purchase.
   *** Variable rate, put option subject to no longer than 7-day settlement. **** Interest rate fluctuates monthly with Libor.

VINTAGE MUTUAL FUNDS, INC.
Municipal Assets Fund

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value                        Description                           Value
---------                        -----------                           -----

Variable Rate Demand Obligations (78.08%):
Arizona (3.13%):
$                         700,000   Apache Co., AZ Dev
                                      2.750%***     12/15/18        $   700,000
                                                                       --------
Dist. of Columbia (2.69%):
                          600,000     DC GW University
                                      2.790%***    9/15/2029            600,000
                                                                        -------
Delaware (3.59%):
                          800,000     Delaware Econ Dev
                                      2.760%***    12/1/2015            800,000
                                                                        -------
Georgia (3.13%):
                          700,000     Marietta, GA Hsg,
                                      2.750%***    7/1/2024             700,000
                                                                        -------
Hawaii (4.47%):
              1,000,000   ABN AMRO MuniTOPS HI
                                      2.780%***    7/1/2012           1,000,000
                                                                      ---------
Iowa (7.16%):
                          700,000     IA Fin Hosp Facility
                                      2.770%***    1/1/2028             700,000
                          900,000     IA Fin West Fdn Proj
                                      2.810%***    1/1/1932             900,000
                                                                      ---------
                                                                      1,600,000

Illinois (1.34%):
                          300,000     IL Health NW Hosp
                                      2.780%***    8/15/2025            300,000
                                                                        -------
Indiana (3.59%):
                          800,000     Indianapolis, IN
                                      2.760%***    2/1/2020             800,000
                                                                        -------
North Dakota (2.24%):
                          500,000     Grand Forks, ND Hosp
                                      2.980%**     12/1/2016            500,000
                                                                        -------
New Hampshire (1.79%):
                          400,000     NH Health & Edu
                                      2.740%***    6/1/2023             400,000
                                                                        -------
Nevada (4.47%):
              1,000,000   ABN AMRO MuniTOPS NV
                                      2.780%***    7/1/2009           1,000,000
                                                                      ---------
New York (4.47%):
                          500,000     New York, NY H3
                                      2.720%***    3/1/1931             500,000
                          500,000     New York, NY Transitional
                                      2.950%**     11/1/2022            500,000
                                                                        -------
                                                                      1,000,000
Ohio (4.92%):
                          700,000     Cin & Ham Cos., OH
                                      2.890%**     9/1/2025             700,000
                          300,000     Ohio State Univ.
                                      2.750%***    12/1/1931            300,000
                          100,000     Ohio State Univ.
                                      2.750%***    12/1/2021            100,000
                                                                        -------
                                                                      1,100,000
Pennsylvania (20.81%):
                          700,000     Allegheny Co. PA Dev
                                      2.780%***    8/1/1932             700,000
                          500,000     Allentown, PA Dev
                                      2.780%**     12/1/2029            500,000
                          300,000     Benzinger Twp., PA
                                      2.780%***    12/1/1930            300,000
                          300,000     Chester Co., PA Dev
                                      2.780%**     7/1/1931             300,000
                          700,000     Delaware Co., PA Dev
                                      2.950%**     4/1/2021             700,000
                          700,000     Erie Co., PA Hosp
                                      2.780%**     5/15/2020            700,000
                          650,000     New Castle, PA Hosp
                                      2.800%***    7/1/2026             650,000
                          800,000     Philadelphia, PA IDR
                                      2.780%**     3/1/2027             800,000
                                                                        -------
                                                                      4,650,000
Tennessee (6.71%):
                          800,000     Clarksville, TN Bldg
                                      2.820%**     7/1/1931             800,000
                          700,000     Montgomery Co., TN
                                      2.790%**     4/1/1932             700,000
                                                                        -------
                                                                      1,500,000
Washington (3.58%):
                          800,000     Lake Tapps Pkwy, WA
                                      2.790%***    12/1/2019            800,000
                                                                     ----------
                          Total Variable Rate Demand Obligations     17,450,000
                                                                     ----------
     * Effective yield at date of purchase.
    ** Variable rate, put option subject to next day settlement.
   *** Variable rate, put option subject to no longer than 7-day settlement.

VINTAGE MUTUAL FUNDS, INC.
Municipal Assets Fund

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value                        Description                           Value
---------                        -----------                           -----

Municipal Bonds (21.11%):
Idaho (2.25%):
$                         500,000   Idaho State Univ, 4.000%
                                      4/1/2006                       $  503,292
                                                                        -------
Illinois (3.82%):
                          100,000     DuPage Co. IL Forest, 3.250%
                                      11/1/2005                         100,035
                          300,000     IL Regional Transp, 4.000%
                                      6/1/2006                          302,251
              250,000     Kane Co., IL Forest, 5.500%
                                      12/30/2005                        251,636
                          200,000     Will Co., IL USD #3, 2.600%
                                      11/1/2005                         199,568
                                                                        -------
                                                                        853,490
Kentucky (0.90%):
                          200,000     Kentucky A/L Comm, 4.000%
                                      6/28/2006                         201,708
                                                                        -------
Michigan (3.86%):
                          200,000     Hudsonville, MI Sch, 6.000%
                                      5/1/2006                          203,670
                          400,000     Michigan State, 5.400%
                                      12/1/2005                         409,664
                          250,000     Michigan State Bldg, 5.000%
                                      10/1/2005                         250,000
                                                                        -------
                                                                        863,334
North Carolina (0.56%):
                          125,000     Cary , NC, 4.000%
                                      2/1/2006                          125,532
                                                                        -------
New York (1.37%)
                          300,000     New York, NY Ser D, 8.000%
                                      2/1/2006                          305,267
                                                                        -------
Ohio (0.49%):
                          110,000     Teays Valley, OH SD, 3.000%
                                      12/1/2005                         110,070
                                                                        -------
Tennessee (1.36%)
                          300,000     Metro Nashville, TN, 5.250%
                                      5/15/2006                         304,471
                                                                        -------
Texas (0.89%):
                          200,000     Dallas, TX Wtrwks, 5.250%
                                      10/1/2005                         200,000
                                                                        -------
Washington (1.57%):
              350,000     Port Olympia, WA, 3.000%
                                                   12/1/2005           350,096
                                                                       -------
Wisconsin (4.03%):
              400,000     Marshfield, WI USD, 4.000%
                                                   11/1/2005           400,375
              500,000     Milwaukee, WI, 4.500%
                                                   0/01/05             500,068
                                                                       -------
                                                                       900,443
                                                                     ---------
                          Total Municipal Bonds                      4,717,703
                                                                     =========

Mutual Funds (0.93%):
                          208,510     AIM Tax Free Cash 2.490%*        208,510
                                                                       -------
                                      Total Mutual Funds               208,510
                                                                       =======

                          Total Investment in Securities (100.12%)
                          (Cost - $22,376,213)                      22,376,213
                          Other Assets and Liabilities (-0.12%)        (26,905)
                                                                   -----------
                          Net Assets (100.00%)                     $22,349,308
                                                                   ===========
     * Effective yield at date of purchase.

PERFORMANCE REPORT                                    Vintage Mutual Funds, Inc.



Vintage Fixed Income Funds

Throughout the past six months, the economy has been making steady progress through consistent growth and job creation. Corporate earnings continue to grow, albeit at a slower pace than during the prior year. Hurricanes Katrina and Rita inflicted damage to people's lives and property that cannot be measured in purely financial terms. The damage to oil and gas infrastructures along America's Gulf Coast has resulted in higher energy prices and louder cries about the risk of inflation.

The continued path of economic growth and job creation led the Federal Reserve to raise the Federal funds rate four more times during the past six months. As expected, the Federal Reserve increased rates at a "measured" pace, moving 0.25 percent in each move. According to the Federal Reserve, monetary policy remains accommodative. The Federal Reserve has made it clear they anticipate the impact of the hurricanes to slow growth in the last half of 2005 followed by a pick up in rebuilding activity in early 2006. The undesired increase in energy prices does have the Federal Reserve concerned about higher inflation in the future.

The Federal Reserve's interest rate hikes have been supported by continued growth in economic output and employment. Economic growth, as measured by the Gross Domestic Product (GDP), has advanced at a 3.6 percent pace during the past six months. This rate of growth is above the economy's long-term potential as it is increasing capacity utilization and employment. The national unemployment rate declined to 4.90 percent prior to the hurricanes. Likewise, the average number of jobs created is 173,000 per month throughout the last six months. A falling unemployment rate indicates this amount of job creation is sufficient to absorb new workers entering the workforce.

The greatest risk to the fixed income markets is not a slowdown in growth brought on by high oil prices and the interruption of business activity due to natural disasters along the Gulf Coast. The greatest risk is an upward surprise in inflationary pressures. The two hurricanes are expected to moderately slow economic growth in the last half of 2005. Growth should be boosted during the first half of 2006 on rebuilding efforts. The lasting impact from Katrina and Rita are higher oil prices and less slack in refining capacity. These items may keep gasoline prices elevated and flow through the system as higher prices for goods and services. Additionally, the U.S. Congress is likely to provide significant ($100 - $200 billion) fiscal support to the rebuilding efforts, hence providing stimulus to the economy.

The underlying economy was performing well in advance of the hurricanes. The labor market is at or near full employment. The output gap, the difference between actual and potential GDP, has declined to nearly zero throughout the recovery. Globally, most stock markets (including Japan) have posted double-digit year-to-date returns in their local currency. Chairman Greenspan summed up the concerns for the fixed income markets in a recent speech saying, "In perhaps what must be the greatest irony of economic policy making, success at stabilization carries its own risks." He continues to say that declines in economic variability are a result of good policy. Low volatility has the undesirable outcome of higher risk taking as was evident in the stock market of the late 1990's. Greenspan points to housing prices and low interest rates relative to inflation as today's irrational exuberance. It is the revaluation of the interest rate markets in response to a move towards higher inflation which represents today's greatest risk to fixed income investors. These risks lead to the expectation that intermediate and long-term interest rates will rise from current levels.

PERFORMANCE REPORT                                    Vintage Mutual Funds, Inc.

Inflation is a concern to fixed income investors because it erodes the value of fixed coupon holdings. Major inflation indices such as the Consumer Price Index
(CPI) and Producer Price Index (PPI) moved higher in the wake of the hurricanes. The CPI and PPI are advancing at a 4.7 percent and 6.9 percent pace, respectively. Core inflation measures continue to grow at a more modest pace, but it is likely higher gasoline, electricity, and natural gas prices will filter into the cost of general goods and services. The Federal Reserve's favorite measure of inflation, the core Personal Consumption Expenditures (PCE), is running at a rate of 2.0 percent which is at the top end of the range considered acceptable by the Federal Reserve.

As the Federal Reserve proceeded with interest rate hikes, short-term interest rates moved higher during the period. The two-year Treasury rate increased 0.39 percent while the ten-year rate moved lower by 0.16 percent. The result is a flattening of the yield curve between two-year and ten-year rates. The difference between these two rates collapsed by 0.55 percent as their difference is now a modest 0.16 percent. The market certainly believes in the inflation fighting ability of the Federal Reserve as it allocates little extra income for extending a maturity out to ten years.

Our outlook for the fixed income markets is for modestly higher interest rates, the Federal Reserve to continue removing its accommodative monetary policy and modest performance from the risk sectors of the fixed income universe. This outlook is supported by three main themes: trend-like economic growth despite the hurricanes' impact, sustained corporate profitability, continued job growth, and a modest increase in inflation. Consumer spending (more than two-third's of the economy) is buoyed by increasing employment but will be tempered by higher energy and winter heating costs. Corporate profit growth and high profit margins generate the ability to pay for capital expenditures.

In summary, we see the economy to be on solid footing and expect the Federal Reserve to continue raising the Federal funds target rate. The impact of a tightening Federal Reserve and higher oil prices may place strain on yet unidentified sectors of the market, which will require continued vigilance. The portfolios are defensively positioned for a higher interest rate environment with a focus on capital preservation.

PERFORMANCE REPORT                                    Vintage Mutual Funds, Inc.


Vintage Limited Term Bond Fund

Fixed income total returns were modest during the past six months as interest rates remain in a relatively tight trading range. The two-year Treasury bounced between a low of 3.50 percent and a high near 4.20 percent. For the period, the Vintage Limited Term Bond Fund outperformed its benchmark before expenses, yet trailed after expenses.

The continued path of economic growth and job creation led the Federal Reserve to raise the Federal funds rate four more times during the past six months. As expected, the Federal Reserve increased rates at a "measured" pace, moving 0.25 percent in each move. According to the Federal Reserve, monetary policy remains accommodative. The Federal Reserve has made it clear they anticipate the impact of the hurricanes to slow growth in the last half of 2005 followed by a pick up in rebuilding activity in early 2006. The undesired increase in energy prices does have the Federal Reserve concerned about higher inflation in the future.

As the Federal Reserve proceeded with interest rate hikes, short-term interest rates moved higher during the period. The two-year Treasury rate increased 0.39 percent while the ten-year rate moved lower by 0.16 percent. The result is a flattening of the yield curve between two-year and ten-year rates. The difference between these two rates collapsed by 0.55 percent as their difference is now a modest 0.16 percent. The market certainly believes in the inflation fighting ability of the Federal Reserve as it allocates little extra income for extending a maturity out to ten years.

Portfolio performance during the period benefited from nimble duration management, an overweight to the asset-backed securities sector and an income advantage relative to the benchmark. Return dispersion among bond sectors was muted for the period. Corporate bonds and mortgage-backed securities modestly underperformed the market, while high quality asset-backed securities and U.S. agencies modestly outperformed. The portfolio had less interest rate risk than the benchmark, which benefited performance as short rates moved higher. In total, active investment decisions enhanced performance in a low total return environment.

Investment strategy is focused on holding less interest rate risk than the benchmark and continues to hold an overweight in fixed income sectors that generate an income advantage over the index. Corporate bonds, asset-backed securities, and mortgage-backed securities continue to hold overweight positions. U.S. Treasury allocations continue to possess a significant underweight. An expectation of improving job growth and sustained economic growth supports the strategy.

VINTAGE MUTUAL FUNDS, INC.
Limited Term Bond Fund

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value            Description                                       Value
---------            -----------                                       -----

U.S. Treasury Notes (6.48%):
 $  3,100,000   U.S. Treasury Note, 2.750%, 8/15/2007                3,021,775
      400,000   U.S. Treasury Note, 3.000%, 2/15/2008                  389,422
                                                                     ---------
                          Total U.S. Treasury Notes                  3,411,197
                                                                     ---------

U.S. Government Agencies (24.65%):
    620,000     Federal Home Loan Bank, 2.875% 9/15/2006              611,513
    1,000,000   Federal Home Loan Bank, 3.375% 9/14/2007              981,601
    6,000,000   Federal Home Loan Mortgage Corp. 4.875%, 03/15/07   6,042,750
    2,000,000   Federal National Mortgage Assoc. 2.375%, 02/15/07   1,947,180
    800,000     Federal National Mortgage Assoc. 2.625%, 11/15/06     784,798
    1,000,000   Federal National Mortgage Assoc. 4.300%, 06/30/08     990,561
    800,000     Federal National Mortgage Assoc. 5.250%, 04/15/07     810,072
    105,000     Naples City SA Sink, 7.520% 7/15/2006                 105,842
    400,000     Quebec Province, 7.000% 1/30/2007                     412,896
    300,000       Utd Mexican States, 4.625%10/8/2005                 298,500
                                                                   ----------
                          Total U.S. Government Agencies           12,985,713
                                                                   ----------

Mortgage Related Securities (30.74%):
Airlines (0.54%)
              309,472     Cont. Airlines Certs., 6.410%
                                      4/15/2007                       284,651
                                                                      -------

Collateralized Mortgage Obligations (0.60%):
               246,386     St Asset 2001-1 B2, 7.170% 2/25/1931       246,438
               69,157      Struc Asset Sec, 5.330% 4/25/1932           69,132
                                                                      -------
                                                                      315,570
                                                                      -------
Federal Home Loan Mortgage Corporation (10.83%):
39,726        Pool #E612747.000%,     8/1/2009                         40,671
975,267       Pool #M908303.500%,     8/1/2008                        944,788
1,397,484     Pool #M908424.000%,     9/1/2008                      1,377,759
593,204       Pool #M908774.000%,     12/1/2008                       584,831
957,979       Pool #M909805.000%,     5/1/2010                        965,725
963,744       Pool #M909885.000%,     7/1/2010                        971,537
832,918       Pool #M908764.000%,     11/1/2008                       821,161
                                                                    ---------
                                                                    5,706,472
                                                                    ---------
Federal National Mortgage Association (.02%):
              9,678       FNMA, 6.000%, 02/25/08                        9,715
                            1993-14 Class A                             -----


Asset Backed (18.75%):
587,454       Amresco 1997-2 M1F, 7.430% 6/25/2027                    585,957
              1,110,000   Chase Mtg. 2003-4 1A5, 5.416% 5/25/1933   1,120,884
              1,200,000   Chase Mtg. 2003-6 1A3, 3.340% 5/25/2026   1,178,032
              1,300,000   Cntrywide 2004-9 AF3, 3.854% 10/25/1930  1,278,211
              750,000     Conseco Fin HE, 7.440% 3/15/1932           757,415
59,390        Conseco Fin Series, 7.272% 6/15/1932                    60,262
625,000       CountryWide ABS, 4.575% 5/25/1935                      619,879
375,087       Emergent, 7.080% 2/15/2028                             375,490
145,240       First Alliance Step, 6.520% 9/20/2029                  144,918
311,706       Green Tree, 7.600% 10/15/2027                          327,482
383,807       Green Tree, 7.350% 5/15/2027                           404,772
74,072        IMC Home Equity, 7.080% 8/20/2028                       73,928
248,584       Indymac 1998-2 A2, 6.170% 12/25/2011                   243,268

VINTAGE MUTUAL FUNDS, INC.

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value                 Description                               Value
---------                 -----------                               -----

Mortgage Related Securities (continued)
Asset Backed (continued):
$28,452       Oakwood Mort, 6.600% 5/15/2021                          28,537
              1,300,000   POPLR 2005-B AF3, 4.610% 8/25/1935       1,284,838
170,007       RAMP 1999-KS4, 7.220% 6/25/2028                        171,442
800,000       RAMP 2004-RS12 AI3, 3.981% 4/25/2029                   783,738
350,000       RAMP 2005-RS1, 4.109% 1/25/1935                        343,982
92,527        Vanderbilt Mort Fin., 7.820% 11/7/2017                  93,141
                                                                  ----------
                                                                   9,876,176
                                                                  ----------
                          Total Mortgage Related Securities       16,192,584
                                                                  ----------

Municipal Bonds (1.28%):
500,000       Chemeketa OR, 1.940% 6/15/2006                        491,715
115,000       Reeves Cnty TX, 6.800% 6/1/2006                       116,204
65,000        Azusa Pacific Univ, 7.250% 4/1/2009                    67,323
                                                                    -------
                          Total Municipal Bonds                     675,242
                                                                    -------
Corporate Bonds (35.41%):
Airlines (0.38):
198,154       Southwest Air, 5.100% 5/1/2006                        198,533
                                                                    -------

Automotive (0.57%):
300,000       Daimeler Chrysler NA, 4.750% 1/15/2008                298,420
                                                                    -------

Banking (4.39%):
400,000       Bank of America Corp, 4.750% 10/15/2006               401,127
300,000       CIT Group Inc., 5.750% 9/25/2007                      306,038
300,000       First Union Bank, 7.125% 10/15/2006                   307,374
400,000       General Elec. Cap Crp., 5.000% 2/15/2007              402,891
300,000       JP Morgan Chase, 5.250% 5/30/2007                     303,527
300,000       US Bank NA, 2.850% 11/15/2006                         293,766
300,000       Wells Fargo CO, 4.000% 8/15/2008                      295,410
                                                                 ----------
                                                                  2,310,133
                                                                 ----------
Beverages (0.74%):
400,000       Diageo Capital PLC, 3.500% 11/19/2007                 391,086
                                                                    -------

Broker-Dealer (1.90%):
400,000       Goldman Sachs Group, 4.125% 1/15/2008                 395,962
600,000       JP Morgan Chase & Co., 5.350% 3/1/2007                606,921
                                                                  ---------
                                                                  1,002,883
                                                                 ----------
Electric Utility (3.83%):
              1,000,000   LA Electric Inc., 6.950% 6/21/2006      1,016,850
400,000       Alabama Pwr Co., 2.800% 12/1/2006                     392,478
304,000       Arkansas Elec., 7.330% 6/30/2008                      314,275
300,000       Duke Energy Corp., 3.750% 3/5/2008                    294,027
                                                                 ----------
                                                                  2,017,630
                                                                 ----------

Financial Services (9.03%):
300,000       Amer Gen Fin AIG, 2.750% 6/15/2008                    284,960
400,000       Bear Stearns Co., 5.700% 1/15/2007                    405,935
600,000       Citigroup Inc., 3.500% 2/1/2008                       585,589
400,000       Countrywide Hm Loan, 3.250% 5/21/2008                 385,033

VINTAGE MUTUAL FUNDS, INC.

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value                 Description                               Value
---------                 -----------                               -----

600,000       Ford Motor, 6.500% 1/25/2007                          600,698

300,000       GE Capital, 5.375% 3/15/2007                          303,801

600,000       GMAC, 6.125% 8/28/2007                                590.638
400,000       Household Fin Co., 4.625% 1/15/2008                   399,931
200,000       John Deere Corp., 3.625% 5/25/2007                    197,046
600,000       Ford Motor, 6.500% 1/25/2007                          600,698
300,000       GE Capital, 5.375% 3/15/2007                          303,802
600,000       GMAC, 6.125% 8/28/2007                                590,638
400,000       Household Fin Co., 4.625% 1/15/2008                   399,931
200,000       John Deere Corp., 3.625% 5/25/2007                    197,047
300,000       Lehman Bros., 4.000% 1/22/2008                        295,951
400,000       Morgan Stanley, 5.800% 4/1/2007                       406,541
300,000       Wash Mutual Finance, 4.375% 1/15/2008                 297,989
                                                                  ---------
                                                                  4,754,114
                                                                  ---------
Food Products (1.18%):
300,000       Campbell Soup, 5.500% 3/15/2007                       303,797
300,000       Kroger Co., 7.450%3/1/2008                            316,295
                                                                    -------
                                                                    620,092
                                                                    -------
Forest Products (0.79%):
400,000       Weyerhaeuser Co., 5.950% 11/1/2008                    414,492
                                                                    -------

Household Products (0.56%):
300,000       Fortune Brands Inc., 2.875% 12/1/2006                 293,707
                                                                    -------

Manufactured Capital Goods (0.79%):
400,000       Tyco Intl Group, 6.125% 11/1/2008                    414,330
                                                                   -------

Media (4.17%):
300,000       AOL Time Warner, 6.150% 5/1/2007                      306,620
400,000       Comcast Cble Comm., 8.375% 5/1/2007                   422,037
400,000       Cox Comm. Inc., 7.750% 8/15/2006                      410,146
300,000       Disney Company, 5.375% 6/1/2007                       303,344
300,000       Gannett Company, 4.125% 6/15/2008                     296,298
450,000       Tribune Co., 6.875% 11/1/2006                         459,396
                                                                  ---------
                                                                  2,197,841
                                                                  ---------
Mining (0.76%):
 400,000     Alcoa, Inc., 4.250% 8/15/2007                          397,792
                                                                    -------

Oil & Gas (1.90%):
 300,000     Conoco Funding Co., 5.450% 10/15/2006                  302,975
 400,000     Devon Energy Co., 2.750% 8/1/2006                      393,385
 300,000     Marathon Oil Corp., 5.375% 6/1/2007                    303,263
                                                                   --------
                                                                    999,623
                                                                   --------
REIT (0.59%):
300,000     Simon Prop Grp REIT, 6.375% 11/15/2007                  308,920
                                                                   -------

Retail General Merchandise (0.93%):
85,000      May Dept. Store, 3.950% 7/15/2007                        83,806
400,000     Target Corp., 5.500% 4/1/2007                           405,984
                                                                   --------
                                                                    489,790
                                                                   --------

Telecommunications (2.93%):
300,000     AT&T Wireless, 7.500% 5/1/2007                          313,105
400,000     Sprint Corp., 6.000% 1/15/2007                          406,665
300,000     Telus Corp., 7.500% Due 06/01/07                        313,276

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

$500,000    Verizon Corp., 6.125% 6/15/2007                         512,786
                                                                   --------
                                                                  1,545,832
                                                                -----------
                                      Total Corporate Bonds     18,655,218
                                                                -----------
Mutual Funds (0.93%):
490,078       Government Assets Fund T Shares                       490,078
                                                                    -------

                          Total Investment in Securities
                          (99.49%) (Cost  -  $53,103,278)        52,410,032
                          Other Assets and Liabilities (0.51%)      266,691
                                                                -----------
                                      Net Assets (100.00%)      $52,676,723
                                                                ===========

PERFORMANCE REPORT                                    Vintage Mutual Funds, Inc.

Vintage Bond Fund

Fixed income total returns were modest during the past six months as interest rates remain in a relatively tight trading range. The ten-year Treasury bounced between a low of 3.90 percent and a high near 4.50 percent. For the period, the Vintage Bond Fund outperformed its benchmark before expenses, yet trailed after expenses.

The continued path of economic growth and job creation led the Federal Reserve to raise the Federal funds rate four more times during the past six months. As expected, the Federal Reserve increased rates at a "measured" pace, moving 0.25 percent in each move. According to the Federal Reserve, monetary policy remains accommodative. The Federal Reserve has made it clear they anticipate the impact of the hurricanes to slow growth in the last half of 2005 followed by a pick up in rebuilding activity in early 2006. The undesired increase in energy prices does have the Federal Reserve concerned about higher inflation in the future.

As the Federal Reserve proceeded with interest rate hikes, short-term interest rates moved higher during the period. The two-year Treasury rate increased 0.39 percent while the ten-year rate moved lower by 0.16 percent. The result is a flattening of the yield curve between two-year and ten-year rates. The difference between these two rates collapsed by 0.55 percent as their difference is now a modest 0.16 percent. The market certainly believes in the inflation fighting ability of the Federal Reserve as it allocates little extra income for extending a maturity out to ten years.

Portfolio performance during the period benefited from nimble duration management, an overweight to the asset-backed securities sector, an underweight to the mortgage-backed sector and an income advantage relative to the benchmark. Return dispersion among bond sectors was muted for the period. Corporate bonds and mortgage-backed securities modestly underperformed the market while high quality asset-backed securities and U.S. agencies modestly outperformed. The portfolio had less interest rate risk than the benchmark, which benefited performance as short rates moved higher yet held back performance as long rates declined. In total, active investment decisions enhanced performance in a low total return environment.

Investment strategy is focused on holding less interest rate risk than the benchmark and continues to hold an overweight in fixed income sectors that generate an income advantage over the index. Corporate bonds and asset-backed securities continue to hold overweight positions. Mortgage-backed securities weightings are below benchmark levels. Mortgage-backed exposure will be increased as interest rates rise and prepayment risk falls. U.S. Treasury allocations continue to possess a significant underweight. An expectation of improving job growth and sustained economic growth supports the strategy.

VINTAGE MUTUAL FUNDS, INC.
Bond Fund

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value           Description                                     Value
---------           -----------                                     -----

U.S. Treasury Strip (4.32%):
$1,810,000   U.S. Treasury Strip, 0.00% 11/15/2015                  1,157,301
 2,200,000   U.S. Treasury Strip, 0.00% 11/15/2018                  1,211,580
 2,410,000   U.S. Treasury Strip, 0.00%, 5/15/2020                  1,227,372
 2,720,000   U.S. Treasury Strip, 0.00%, 8/15/2025                  1,076,611
                                                                    ---------
                            Total U.S. Treasury Strip               4,672,864
                                                                    ---------

U.S. Treasury Note (3.53%):
1,970,000   U.S. Treasury Note, 3.625%, 5/15/2013                   1,889,508
1,970,000   U.S. Treasury Note, 4.000% 2/15/2014                    1,925,368
                                                                    ---------
                           Total U.S. Treasury Note                 3,814,876
                                                                    ---------

U.S. Government Agencies (8.53%):
730,000     Federal Home Loan Mortgage Corp. 6.750%, 09/15/29         909,456
1,500,000   Federal Home Loan Mortgage Corp. 7.000, 03/15/10        1,648,739
2,040,000   Federal National Mortgage Assoc. 4.500%, 06/01/10       2,018,770
500,000     Federal Nation Mortgage Assoc. 7.125%, 01/15/30           649,486
1,000,000   Federal National Mortgage Assoc. 4.250%, 07/15/07         997,469
3,000,000   Federal National Mortgage Assoc. 4.625%, 10/15/14       3,000,960
                                                                    ---------
                            Total U.S. Government Agencies          9,224,880
                                                                    ---------

Other U.S. Government Agencies(1.20%):
50,000    Naples City SA Sink, 7.520% 7/15/2006                        50,401
185,000   Nova Scotia, 8.250% 11/15/2019                              245,355
500,000   Quebec Province MTN, 7.035% 3/10/2026                       617,569
360,000   Utd Mexican States, 6.750% 9/27/1934                        383,400
                                                                    ---------
               Total Other U.S. Government                          1,296,752
               Agencies                                             ---------

Mortgage Related Securities (48.74%):
Collateralized Mortgage Obligations (2.60%):
$221,853    FHLMC, 2123 Class PE 6.000%, 12/15/27                     224,204
 98,891     FHLMC, 2535 Class PL 4.000%, 06/15/29                      98,584
 1,259,410  St Asset 2001-1 B2, 7.170% 2/25/1931                    1,259,672
 1,250,000  Wa Mut 2003-AR4 A6, 3.423% 5/25/1933                    1,221,617
                                                                    ---------
                                                                    2,804,077

Federal Home Loan Mortgage Corp. (12.58%):
Mortgage-Backed Pools
 1,130,391   Pool #E01419 5.500%,  5/1/2018                         1,147,218
 479,258     Pool #A19963 5.500%,  3/1/1934                           479,539
 81,318      Pool #C00592 7.000%,  3/1/2028                            85,102
 87,308      Pool #C00896 7.500%, 12/1/2029                            92,632
 1,008,830   Pool #C01491 6.000%,  2/1/1933                         1,026,610
 147,603     Pool #C19588 6.500%, 12/1/2028                           152,304
 115,312     Pool #C72044 6.500%, 10/1/1932                           118,696
 154,963     Pool #C76748 6.000%,  2/1/1933                           157,683
 995,610     Pool #C78237 5.500%,  4/1/1933                           996,650
 2,427,558   Pool #E01488 5.000%, 10/1/2018                         2,422,885
 1,287,622   Pool #E01545 5.000%,  1/1/2019                         1,285,143
 99,447      Pool #E99510 5.500%,  9/1/2018                           100,927
 1,017,523   Pool #G01444 6.500%,  8/1/1932                         1,048,083
 1,724,588   Pool #G01563 5.500%,  6/1/1933                         1,726,388
 948,243     Pool #G01772 5.000%,  2/1/1935                           929,426
 944,035     Pool #G08010 5.500%,  9/1/1934                           944,589
 560,831     Pool #M90876 4.000%, 11/1/2008                           552,915
 65,682      Pool #C53696 7.000%,  6/1/1931                            68,636
 103,780     Pool #E00436 7.000%,  6/1/2011                           108,357
 113,256     Pool #G80135 7.000%, 10/25/2024                          118,848
                                                                   ----------
                                                                   13,562,631
                                                                   ----------

VINTAGE MUTUAL FUNDS, INC.
Bond Fund

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value           Description                                     Value
---------           -----------                                     -----

Mortgage Related Securities (continued):
Federal National Mortgage Association (17.55%):
Mortgage-Backed Pools
$158,808     Pool #640002 5.652%,   7/1/1931                         163,580
 300,359     Pool #686168 4.911%,   5/1/1932                         308,862
 217,251     Pool #240650 7.500%,   7/1/2021                         232,223
 72,637      Pool #250990 7.500%,   7/1/2027                          77,026
 104,959     Pool #251614 7.000%,   4/1/2028                         110,032
 138,182     Pool #251697 6.500%,   5/1/2028                         142,717
 237,205     Pool #252334 6.500%,   2/1/2029                         247,358
 111,901     Pool #252518 7.000%,   5/1/2029                         117,897
 581,009     Pool #254473 5.500%,  10/1/2017                         589,758
 1,224,688   Pool #254759 4.500%,   6/1/2018                       1,201,378
 1,206,048   Pool #254802 4.500%,   7/1/2018                       1,183,093
 644,616     Pool #254905 6.000%,  10/1/1933                         655,495
 201,694     Pool #254982 5.000%,  12/1/1933                         197,913
 1,245,171   Pool #255075 5.500%,   2/1/2024                       1,253,214
 290,473     Pool #255079 5.000%,   2/1/2019                         289,909
 239,470     Pool #323282 7.500%,   7/1/2028                         253,941
 112,009     Pool #323640 7.500%,   4/1/2029                         118,854
 102,794     Pool #346287 7.000%,   5/1/2026                         107,960
 1,792,342   Pool #357467 5.500%,  12/1/1933                       1,793,174
 95,509      Pool #535817 7.000%,   4/1/1931                          99,973
 553,151     Pool #545759 6.500%,   7/1/1932                         569,947
 1,362,360   Pool #545993 6.000%,  11/1/1932                       1,385,485
 1,266,233   Pool #555272 6.000%,   3/1/1933                       1,287,725
 79,961      Pool #581592 7.000%,   6/1/1931                          83,703
 2,299,112   Pool #683387 5.500%,   2/1/1933                       2,300,178
 272,027     Pool #713974 5.500%,   7/1/1933                         272,153
 1,208,340   Pool #721502 5.000%,   7/1/1933                       1,185,686
 1,580,109   Pool #737730 5.500%,   9/1/1933                       1,580,842
 1,129,020   Pool #742088 4.500%,   4/1/2019                       1,106,366
                                                                  ----------
                                                                  18,916,442
                                                                  ----------


Government National Mortgage Association (2.95%):
  202,465     Pool #22536,  7.500%, 1/20/2028                       214,196
  1,729,111   Pool #23584, 6.000%, 07/20/34                       1,766,043
  64,559      Pool #451522 7.500%, 10/15/27                          68,665
  150,889     Pool #462556 6.500%, 02/15/28                         157,348
  29,546      Pool #466138 7.500%, 12/15/28                          31,406
  82,542      Pool #469699 7.000%, 11/15/28                          86,898
  130,055     Pool #486760 6.500%, 12/15/28                         135,622
  93,980      Pool #780453 7.500%, 12/15/25                         100,085
  134,972     Pool #780584 7.000%, 06/15/27                         142,416
  207,518     Pool #780990 7.500%, 12/15/2028                       220,670
  147,946     Pool #780717 7.000%,  2/15/2028                       155,967
  99,436      Pool #780936 7.500%, 12/15/2028                       105,832
                                                                  ---------
                                                                  3,185,148
                                                                  ---------

Asset Backed Securities (13.22%):
587,454     Amresco 1997-2 M1F, 7.430%
                                                     6/25/2027         585,957
1,100,000   Chase Mtg. 2003-4 1A5, 5.416%
                                                     5/25/1933       1,110,786
1,310,000   Chase Mtg. 2003-6 1A3, 3.340%
                                                     5/25/2026       1,286,018
1,160,000   CIT Group 2002-1 AF5, 6.710%
                                                     2/25/1933       1,186,393
2,010,000   Cntrywide 2004-9 AF3, 3.854%
                                                    10/25/1930       1,976,310
380,000     Conseco 2000-4 A6, 8.310%
                                                      5/1/1932         310,077
581,943     Conseco 2000-6 A4, 6.770%
                                                      9/1/1932         585,886
282,233     ContiMtg 1999-1 A7, 6.470%
                                                    12/25/2013         281,956
805,000     CountryWide ABS, 4.575%
                                                     5/25/1935         798,405
1,000,000   Equity One, 6.039%
                                                    11/25/2023       1,005,884
567,648     Equity One 2000-1 A5, 8.015%
                                                     2/25/1932         574,465
130,945     FHLMC Ps Thru T-5 A6, 7.120%
                                                     6/25/2028         130,597
878,411     Green Tree, 7.850%
                                                     5/15/2027         939,764
497,167     Indymac, 6.170%
                                                    12/25/2011         486,535
722,890     ML Mtg. 2002-AFC1 AF3, 6.550%
                                                     9/25/1932         723,494
1,100,000   POPLR 2005-B AF3, 4.610%
                                                     8/25/1935       1,087,171
1,000,000   RAMP 2004-RS12 AI3, 3.981%
                                                     4/25/2029         979,672
203,664     S Pacific 1998-1 A6, 7.080%
                                                     3/25/2028         203,125
                                                                       -------
                                                                    14,252,495
                                                                    ----------
            Total Mortgage Related Securities                       52,720,793
                                                                    ----------

VINTAGE MUTUAL FUNDS, INC.
Bond Fund (continuted)

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value           Description                                       Value
---------           -----------                                       -----

Taxable Municipal Bonds (2.40%):
$125,000     Fulton MO Sink , 7.600%
                                                       7/1/2011        132,094
 815,000     Oregon State G/O, 3.742%
                                                       6/1/2008        798,146
 285,000     PA Higher Ed Hsg, 4.700%
                                                       7/1/2009        279,289
 1,200,000   USC Rev, 5.870%
                                                       1/1/2014      1,284,852
 100,000     Praire Du Chien RDV, 7.625%
                                                       4/1/2006        101,572
                                                                     ---------
                          Total U.S. Taxable Municipal Bonds         2,595,953
                                                                     ---------

Corporate Bonds (28.50%):
Automotive (0.89%):
 365,000     Daimler Chrysler NA, 6.500% 11/15/2013                    385,909
 605,000     Ford Motor Credit Co, 7.375% 2/1/2011                     578,686
                                                                       -------
                                                                       964,595
                                                                       -------
Banking (1.04%):
1,000,000   Bank of America Corp., 7.400% 1/15/2011                  1,116,763

Beverages (0.53%):
535,000     Anheuser-Busch Co., 5.950% 1/15/1933                       575,099
                                                                       -------

Broker-Dealer (3.30%):
800,000     Goldman Sachs Group, 4.125% 1/15/2008                      791,924
490,000     JP Morgan Chase & Co., 4.500% 1/15/2012                    478,408
1,080,000   JP Morgan Chase & Co., 5.350% 3/1/2007                   1,092,458
470,000     Lehman Bros. Holdings, 6.625% 1/18/2012                    511,274
705,000     Morgan Stanley, 3.875% 1/15/2009                           687,216
                                                                     ---------
                                                                     3,561,280
                                                                     ---------

Building Products (0.90%):
$520,000     Masco Corp., 4.800% 6/15/2015                             503,123
 475,000     Valspar Corp., 5.100% 8/1/2015                            467,031
                                                                       -------
                                                                       970,154

Conglomerates (1.25%):
 880,000     GE Capital Corp MTN, 6.125% 2/22/2011                     933,310
 350,000     GE Capital Corp MTN, 6.750% 3/15/1932                     411,680
                                                                     ---------
                                                                     1,344,990
                                                                     ---------

Consumer Goods & Service (0.31%):
 300,000     Alberto-Culver Co., 6.375% 6/15/2028                      335,019
                                                                       -------

Data Processing (0.38%):
420,000     First Data Corp., 4.700% 8/1/2013                          411,555
                                                                       -------

Aerospace - Defense (0.71%):
630,000     Northrop Grumman, 7.750% 3/1/2016                          766,078
                                                                       -------

Electrical (0.44%):
490,000     PG&E, 4.800% 3/1/2014                                      479,114
                                                                       -------

Electric Utility (1.01%):
490,000     Appalachian Power Co., 5.000% 6/1/2017                     476,143
630,000     Duke Energy Corp., 3.750% 3/5/2008                         617,456
                                                                     ---------
                                                                     1,093,599
                                                                     ---------

Financial Services (2.79%):
705,000     CIT Group Inc., 4.750% 12/15/2010                          701,032
900,000     Citigroup Inc., 5.125% 5/5/2014                            910,531
705,000     Countrywide Hm Loan, 3.250% 5/21/2008                      678,621

VINTAGE MUTUAL FUNDS, INC.
Bond Fund (continuted)

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value           Description                                       Value
---------           -----------                                       -----

Corporate Bonds (continued):
Financial Services (continued):
$250,000     GMAC, 5.125% 5/9/2005                                     232,723
 500,000     Household Finance, 4.750% 7/15/2013                       488,016
                                                                     ---------
                                                                     3,010,923
                                                                     ---------
Food Products (0.79%):
810,000     Kroger Co., 7.450% 3/1/2008                                853,995
                                                                       -------

Forest Products (0.83%):
825,000     Weyerhaeuser Co., 6.750% 3/15/2012                         891,456
                                                                       -------

Home Building & Services (0.64%):
715,000     DR Horton Inc., 5.625% 9/15/2014                           689,058
                                                                       -------

Industrial Goods & Services (0.41%):
410,000     Tyco Intl Group, 6.375% 10/15/2011                         437,012
                                                                       -------

Insurance (0.43%):
440,000     Genworth Financial, 5.750% 6/15/2014                       461,086
                                                                       -------

Media (2.32%):
355,000     AOL Time Warner, 6.875% 5/1/2012                           387,975
120,000     AOL Time Warner, 7.625% 4/15/1931                          140,584
910,000     Comcast (AT&T Broad), 8.375% 3/15/2013                   1,076,683
885,000     Disney (Walt) Co., 5.500% 12/29/2006                       894,585
                                                                     ---------
                                                                     2,499,827
                                                                     ---------
Oil & Gas (1.51%):
 480,000    Conoco Inc., 6.950% 04/15/29                               584,297
 450,000    Enterprise Prod 144A, 5.000% 3/1/2015                      426,972
 615,000    Marathon Oil Corp., 5.375% 6/1/2007                        621,690
                                                                     ---------
                                                                     1,632,959
                                                                     ---------
Pipelines (0.63%):
 630,000    Kinder Morgan Energy, 6.750% 3/15/2011                     679,530
                                                                       -------

Printing & Publishing (0.82%):
 920,000    Donnelley & Sons, 4.950%  4/1/2014                         884,229
                                                                       -------

Railroads (0.50%):
 480,000    Union Pacific Corp., 6.625% 2/1/2029                       539,535
                                                                       -------

REIT (0.66%):
 630,000    Simon Prop Grp. REIT, 7.750% 1/20/2011                     708,616
                                                                       -------
Retail General Merchandise (0.92%):
 150,000     May Dept. Store, 3.950% 7/15/2007                         147,893
 660,000     Wal-Mart Stores, 7.550% 2/15/1930                         839,117
                                                                       -------
                                                                       987,010
                                                                       -------
Telecommunications (4.58%):
 630,000     America Movil SA, 4.125% 3/1/2009                         612,909
 910,000     AT&T Wireless, 7.875% 3/1/2011                          1,036,032
 425,000     France Telecom, 8.500% 3/1/2011                           482,574
 945,000     GTE Corp., 7.510% 4/1/2009                              1,024,977
 710,000     Sprint Corp., 8.375% 3/15/2012                            835,555
 900,000     Telus Corp., 7.500% 6/1/2007                              939,827
                                                                    ----------
                                                                     4,931,874
                                                                    ----------
                          Total Corporate Bonds                    $30,825,356
                                                                    ----------

VINTAGE MUTUAL FUNDS, INC.
Bond Fund (continuted)

                 Schedule of Portfolio Investments (Unaudited)
                               September 30, 2005

Par Value           Description                                     Value
---------           -----------                                     -----

Preferred Stock (0.24%):
10,000      Realty Income Sr PFD, 8.250% 11/15/2008                    271,000
                                                                       -------

Mutual Funds (2.20%):
2,374,709   Government Assets Fund T Shares                          2,374,709
                                                                     ---------
                          Total Investment in Securities
                          (99.66%) (Cost - $107,850,678)           107,797,156
                          Other Assets and Liabilities (0.34%)         366,978
                                                                  ------------
                          Net Assets (100.00%)                    $108,164,134
                                                                  ============

PERFORMANCE REPORT                                    Vintage Mutual Funds, Inc.


Vintage Municipal Bond Fund

Interest rates fell over the past six months as the market responded to a growing economy and contained inflation pressures. However, recent inflation concerns have pushed yields higher. Yield curves have generally flattened as the Federal Reserve continued its measured pace of raising overnight interest rates while longer interest rates remained stable. Hurricanes Katrina and Rita heightened inflation concerns that had been increasing as a result of improving economic growth reports. Municipal bonds have outperformed their taxable counterparts as the municipal yield curve remains steeper and offers relatively more yield for its longer duration. Record supply has failed to force yields meaningfully higher, keeping retail buyers sidelined.

Improving credit quality remains a theme in the municipal bond market despite the disaster along the Gulf Coast. State and local economies have benefited from higher revenues and many have enjoyed credit stabilization or ratings upgrades. The states of Massachusetts, New Jersey, and California were all upgraded over the past six months.

The Vintage Municipal Bond Fund was 12 basis points behind its benchmark for the six months as long rates fell and the Fund was short duration. The portfolio continues to look for ways to create a yield premium while remaining in a short duration position to capture performance in a rising rate environment.

VINTAGE MUTUAL FUNDS, INC.
Municipal Bond Fund

                        Schedule of Portfolio Investments
                                 March 31, 2005

Par Value                     Description                                 Value
---------                     -----------                                 -----

Municipal Bonds (90.51%):
Arkansas (1.40%):
           $  465,000     Arkansas State G.O., 5.500% 8/1/2009           503,176
                                                                         -------

Alabama (2.55%):
              900,000     Al Pub School & Coll., 4.000% 2/1/2008         917,541
                                                                         -------

California (3.90%):
              290,000     California State, 5.000% 12/1/2017             309,085
              500,000     California State, 5.250% 3/1/2011              542,070
              500,000     California State Rev., 5.250% 7/1/2013         553,210
                                                                       ---------
                                                                       1,404,365
                                                                       ---------
Colorado (2.83%):
              465,000     Arapahoe County CO, 6.000% 12/15/2013          513,388
              465,000     Grays Harbor Co Util., 5.500% 1/1/2014         508,310
                                                                       ---------
                                                                       1,021,698
                                                                       ---------
Connecticut (1.48%):
              500,000     CT Spl Tax Oblig. - B, 6.500% 10/1/2007        533,970
                                                                         -------

Florida (1.44%):
              475,000     FL State Board of Education, 5.000% 6/1/2015   519,175
                                                                        --------

Illinois (16.62%):
              320,000     Will County IL SD, 6.500% 11/1/2017            365,162
              435,000     Will County IL SD, 6.500% 11/1/2010            499,232
            1,000,000     Chicago IL, 5.375% 1/1/2013                  1,093,960
            1,000,000     Cook County IL G/O, 4.900% 11/15/2010        1,043,610

Par Value                     Description                                 Value
---------                     -----------                                 -----

Municipal Bonds (continued):
Illinois (continued):
        $     750,000     Illinois State, 5.375% 10/1/2013               835,507
            1,000,000     Illinois Ed Rev, 5.000% 10/1/2011            1,085,330
            1,000,000     Southern IL Rev, 5.000% 4/1/2010             1,068,220
                                                                       ---------
                                                                       5,991,021
                                                                       ---------
Indiana (7.34%):
              450,000    Allen County IN, 5.750% 10/1/2011               506,646
            1,000,000    Evansville IN, 5.300% 8/1/2008                1,039,450
            1,000,000    Indianapolis IN Imp, 5.250% 1/10/2013         1,099,250
                                                                       ---------
                                                                       2,645,346
                                                                       ---------
Kansas (1.51%):
              500,000     Johnson County KS, 5.000% 10/1/2015            544,390
                                                                         -------

Massachusetts (4.13%):
              910,000     MA State Rev, 5.375% 9/1/2023                  983,519
              465,000     MA State Spl Rev, 5.000% 6/1/2014              504,539
                                                                       ---------
                                                                       1,488,058
                                                                       ---------
Maryland (2.83%):
              975,000     Anne Arundel County MD, 5.000% 3/1/2008      1,019,694
                                                                       ---------
Maine (2.21%):
              750,000     ME Bond Ref Ser, 5.250% 11/1/2008              796,568
                                                                         -------

Michigan (3.00%):
            1,000,000     WSU MI Rev, 5.375% 11/15/2013                1,083,470
                                                                       ---------

VINTAGE MUTUAL FUNDS, INC.
Municipal Bond Fund

                        Schedule of Portfolio Investments
                                 March 31, 2005

Par Value                     Description                                 Value
---------                     -----------                                 -----

Municipal Bonds (continued):
Mississippi (1.36%):
          $   465,000     Mississippi St. - B, 5.800% 11/15/2007         489,636
                                                                         -------

New Jersey (1.62%):
               30,000     NJ Wastewater, 4.800% 9/1/2006                  30,498
              500,000     New Jersey St., 5.250% 6/15/2014               552,205
                                                                         -------
                                                                         582,703
                                                                         -------
New York (2.03%):
              245,000     New York NY - SER G, 5.000% 12/1/2017          259,776
              440,000     New York NY, 5.000% 8/1/2012                   473,339
                                                                         -------
                                                                         733,115

Ohio (1.52%):
              490,000     Ohio St. Water Dev., 5.250% 6/1/2016           546,350
                                                                         -------

Pennsylvania (2.17%):
              750,000     PN State, 5.000% 2/1/2008                      782,242
                                                                         -------

Tennessee (4.59%):
              500,000     Memphis TN, 5.000% 11/1/2014                   548,015
            1,000,000     Johnson City TN Rev., 5.500% 7/1/2012        1,105,370
                                                                       ---------
                                                                       1,653,385
                                                                       ---------
Texas (14.65%):
              500,000     San Antonio TX, 6.000% 8/1/2008                537,600
            1,000,000     Alamo TX ISD, 5.250% 2/1/2008                1,027,390
              490,000     Texas State, 5.250% 10/15/2012                 537,746
              750,000     Texas State, 5.250% 8/1/2010                   812,580
              280,000     Denton TX Utility System, 5.000% 12/1/2013     299,942

Par Value                     Description                                 Value
---------                     -----------                                 -----

Municipal Bonds (continued):
Texas (continued):
         $    900,000     Sam Rayburn TX Rev., 6.000% 9/1/2010           989,145
            1,000,000     San Antonio TX, 5.000% 2/1/2012              1,077,870
                                                                       ---------
                                                                       5,282,273
                                                                       ---------
Virginia (4.11%):
              915,000     VA State Pub School Tec., 5.000% 4/15/2007     942,871
              520,000     Virginia Rev, 5.000% 10/1/2007                 540,171
                                                                       ---------
                                                                       1,483,042
                                                                       ---------
Washington (4.25%):
              465,000     Clark County WA School, 5.250% 12/1/2014       495,973
              500,000     King County WA, 5.000% 1/1/2011                537,415
              465,000     WA State Ser R03A, 5.000% 1/1/2015             497,299
                                                                       ---------
                                                                       1,530,687
                                                                       ---------
Wisconsin (2.98%)
              500,000     Wisconsin State, 5.000% 5/1/2011               530,130
              520,000     Milwaukee WI - Ser K, 5.000% 6/15/2010         545,095
                                                                      ----------
                                                                       1,075,225
                                                                      ----------
                          Total Municipal Bonds                       32,627,130
                                                                      ==========

Alternative Minimum Tax Paper (7.58%):
Rev. Bond Education
            1,000,000   Iowa Student Loan Corp., 5.100% 6/1/2009       1,043,110
              140,000   MA Edu. Rev., 5.600% 7/1/2006                    140,799
            1,000,000   Utah State Rev., 5.200% 5/1/2008               1,037,710
                                                                       ---------
                                                                       2,221,619
                                                                       ---------
Rev. Bond
              500,000     Austin TX Rev., 5.500% 11/15/2006              511,350
                                                                       ---------
                          Total Minimum Tax Paper                      2,732,969
                                                                       ---------

VINTAGE MUTUAL FUNDS, INC.
Municipal Bond Fund

                        Schedule of Portfolio Investments
                                 March 31, 2005

Par Value                     Description                                 Value
---------                     -----------                                 -----

Money Market Fund (0.85%):
           $  306,007     Municipal Assets Fund I Shares            $    306,007

                          Total Investment in Securities
                          (98.94%) (Cost - $34,857,237)               35,666,106
                          Other Assets and Liabilities (1.06%)           381,300
                                                                     -----------
                          Net Assets (100.00%)                       $36,047,406
                                                                     ===========

VINTAGE MUTUAL FUNDS, INC.

                Statements of Assets and Liabilities (Unaudited)
                               September 30, 2005

                                          Government   Institutional  Institutional   Liquid
                                            Assets      Money Market   Reserves       Assets
                                             Fund          Fund          Fund          Fund
                                         ------------- -------------  ------------  ------------
ASSETS:
Investments, at value                     $35,546,737         -----   $26,688,779   $74,468,150
Repurchase agreements                      35,064,368    14,913,489    53,341,347    33,685,747
                                         ------------- -------------  ------------  ------------
    Total Investments                      70,611,105    14,913,489    80,030,126   108,153,897
Cash                                            -----         -----         -----         -----
Interest and dividends receivable             153,892         1,603        77,388       627,359
Receivable for Investments Sold                 -----         -----         -----         -----
                                         ------------- -------------  ------------  ------------
         Total Assets                      70,764,997    14,915,092    80,107,514   108,781,256
                                         ------------- -------------  ------------  ------------
LIABILITIES:
Dividends payable                             170,388        34,648       217,468       234,351
Payable for Investment Purchased                -----         -----         -----         -----
PAccrued expenses and other payables:
    Investment advisory fees                   21,304         -----         6,513        31,596
    Administration fees                        12,783            98         3,257        18,957
    Accounting fees                             1,826         -----         -----         2,708
    Transfer agency fees                        -----         -----         -----         -----
    Distribution fees                           -----         -----         -----        37,705
    Servicing fees                              -----         -----         -----        53,218
    Other                                      27,415        (2,174)       30,307        49,936
                                         ------------- -------------  ------------  ------------
         Total Liabilities                    233,716        32,572       257,545       428,471
                                         ------------- -------------  ------------  ------------
               Net Assets                 $70,531,281   $14,882,520   $79,849,969   $108,352,785
                                         ============= =============  ============  ============

Investments, at Cost                      $70,611,105   $14,913,489   $80,030,126   $108,153,897
                                         ============= =============  ============  ============

VINTAGE MUTUAL FUNDS, INC.

                Statements of Assets and Liabilities (Unaudited)(continued)
                               September 30, 2005


                                          Municipal      Limited                   Municipal
                                           Assets        Term Bond      Bond         Bond
                                            Fund           Fund         Fund         Fund
                                         ------------   -----------  ------------ -----------
ASSETS:
Investments, at value                    $22,376,213   $52,410,032  $107,797,156 $35,666,106
Repurchase agreements                          -----         -----         -----       -----
                                         ------------   -----------  ------------ -----------
    Total Investments                     22,376,213    52,410,032   107,797,156  35,666,106
Cash                                           -----         -----         -----       -----
Interest and dividends receivable            126,103       420,869       824,480     515,680
Receivable for Investments Sold                -----        39,900         -----       -----
                                         ------------   -----------  ------------ -----------
         Total Assets                     22,502,316    52,870,801   108,621,636  36,181,786
                                         ------------   -----------  ------------ -----------
LIABILITIES:
Dividends payable                             33,154       126,420       362,893      92,255
Payable for Investment Purchased             101,407         -----         -----       -----
Accrued expenses and other payables:
    Investment advisory fees                   6,841        21,912        49,522      14,948
    Administration fees                        4,104         6,135        18,909       7,773
    Accounting fees                              586         1,315         2,701         897
    Distribution fees                          1,189         -----         -----       -----
    Servicing fees                             2,062         -----         -----       -----
    Other                                      3,665        38,296        24,645      18,507
                                         ------------   -----------  ------------ -----------
         Total Liabilities                   153,008       194,078       458,670     134,380
                                         ------------   -----------  ------------ -----------
               Net Assets                $22,349,308   $52,676,723  $108,162,965 $36,047,406
                                         ============   ===========  ============ ===========

Investments, at Cost                     $22,376,213   $53,103,278  $107,850,678 $34,857,237
                                         ============   ===========  ============ ===========

VINTAGE MUTUAL FUNDS, INC.

                Statements of Assets and Liabilities (Unaudited)(continued)
                               September 30, 2005

                                          Government   Institutional  Institutional   Liquid
                                            Assets      Money Market   Reserves       Assets
                                             Fund          Fund          Fund          Fund
                                         ------------- -------------  ------------  ------------
NET ASSETS:
Paid-in capital                           $70,515,835   $14,882,520   $79,849,969   $108,363,954
Accumulated undistributed
  (distributions in excess of)
  net investment income                        15,446         -----         -----         -----
Net unrealized gain (losses) on
  Investment transactions
Accumulated undistributed net
  realized gains (losses)
  on investment transactions                    -----         -----         -----        (11,169)
                                         ------------- -------------  ------------  ------------
    Net Assets                            $70,531,281   $14,882,520   $79,849,969   $108,352,785
                                         ============= =============  ============  ============
Authorized Shares                                    $1,250,000,000 1,250,000,000
                                                       =============  ============
Capital Shares Outstanding                               14,882,520    79,849,969
                                                       =============  ============
Net asset value--offering and
  redemption price per share                                  $1.00         $1.00
                                                       =============  ============

Pricing of S Shares
Net assets applicable to
   S Shares outstanding                                                              $15,539,289
                                                                                    ============
Authorized Shares                                                                  1,250,000,000
                                                                                    ============
Shares outstanding, $.001 par value                                                   15,545,366
                                                                                    ============
Net asset value--offering and
  redemption price per share                                                               $1.00
                                                                                    ============

Pricing of S2 Shares
Net assets applicable to
   S2 Shares outstanding                                                             $53,192,818
                                                                                    ============
Authorized Shares                                                                  1,250,000,000
                                                                                    ============
Shares outstanding, $.001 par value                                                   53,193,144
                                                                                    ============
Net asset value--offering and
  redemption price per share                                                               $1.00
                                                                                    ============

Pricing of T Shares
Net assets applicable to
  T Shares outstanding                    $70,531,281                                $29,440,944
                                        =============                              =============
Authorized Shares                       1,250,000,000                              1,250,000,000
                                        =============                              =============
Shares outstanding, $.001 par value        70,543,915                                 29,443,341
                                        =============                              =============
Net asset value--offering and
  redemption price per share                    $1.00                                      $1.00
                                        =============                              =============

Pricing of I Shares
Net assets applicable to
  I Shares outstanding                                                               $10,179,734
                                                                                   =============
Authorized Shares                                                                  1,250,000,000
                                                                                   =============
Shares outstanding, $.001 par value                                                   10,182,103
                                                                                   =============
Net asset value--offering and
   redemption price per share                                                              $1.00
                                                                                   =============

VINTAGE MUTUAL FUNDS, INC.

                Statements of Assets and Liabilities (Unaudited)(continued)
                               September 30, 2005


                                          Municipal      Limited                    Municipal
                                           Assets        Term Bond       Bond          Bond
                                            Fund           Fund          Fund          Fund
                                         ------------   -----------   ------------  -----------
NET ASSETS:
Paid-in capital                           $22,349,308   $56,312,576  $108,105,130   $34,775,531
Accumulated undistributed
  (distributions in excess of)
  net investment income                         -----      (104,903)      (27,311)         (454)
Net unrealized gain (losses) on
  Investment transactions                       -----      (693,246)      (53,523)      808,869
Accumulated undistributed net
  realized gains (losses)
  on investment transactions                    -----    (2,837,704)      139,838       463,460
                                         ------------
    Net Assets                            $22,349,308   $52,676,723  $108,164,134   $36,047,406
                                         ============   ===========  ============   ===========

Authorized Shares                                       800,000,000   809,987,393   800,000,000
                                                        ===========  ============   ===========

Capital Shares Outstanding                                5,569,481    11,041,713     3,438,792
                                                        ===========  ============   ===========
Net asset value--offering and
  redemption price per share                                  $9.46         $9.80        $10.48
                                                        ===========  ============   ===========

Pricing of S Shares
Net assets applicable to
   S Shares outstanding                    $3,045,621
                                        =============
Authorized Shares                       1,250,000,000
                                        =============
Shares outstanding, $.001 par value         3,045,621
                                        =============
Net asset value--offering and
  redemption price per share                   $1.00
                                        =============

Pricing of S2 Shares
Net assets applicable to
   S2 Shares outstanding

Authorized Shares

Shares outstanding, $.001 par value

Net asset value--offering and
  redemption price per share

Pricing of T Shares
Net assets applicable to
  T Shares outstanding                     $3,231,946
                                        =============
Authorized Shares                       1,250,000,000
                                        =============
Shares outstanding, $.001 par value        3,231,946
                                        =============
Net asset value--offering and
  redemption price per share                   $1.00
                                        =============
Pricing of I Shares
Net assets applicable to
  I Shares outstanding                    $16,071,742
                                        =============
Authorized Shares                       1,250,000,000
                                        =============
Shares outstanding, $.001 par value        16,071,742
                                        =============
Net asset value--offering and
   redemption price per share                   $1.00
                                        =============

VINTAGE MUTUAL FUNDS, INC.

                      Statements of Operations (Unaudited)
                  For the Six Months Ended September 30, 2005

                                                     Government   Institutional  Institutional     Liquid
                                                      Assets       Money Market    Reserves        Assets
                                                       Fund           Fund           Fund           Fund
                                                   -------------  -------------  -------------  -------------
INVESTMENT INCOME:
Interest income                                      $1,330,958       $158,627       $944,990     $1,648,105
Dividend income                                           -----          -----          -----          -----
                                                   -------------  -------------  -------------  -------------
Total Income                                          1,330,958        158,627        944,990      1,648,105
                                                   -------------  -------------  -------------  -------------

EXPENSES: (Note 4)
Investment advisory fees                                168,877         16,892        101,381        171,441
Administration fees                                      88,660         10,135         60,829        102,865
Distribution and shareholder service fees S Shares        -----          -----          -----         50,504
Distribution and shareholder service fees S2 Shares       -----          -----          -----        127,761
Distribution and shareholder service fees T Shares        -----          -----          -----         25,067
Shareholder service fees                                105,606          -----          -----          -----
Custody fees                                             15,297          3,809         15,133         30,128
Accounting fees                                          12,666          1,448          8,690         14,695
Legal fees                                                2,295             16          1,904          2,624
Audit fees                                                6,513          2,614          5,658          9,284
Directors' fees                                           5,590            334          4,236          6,162
Transfer agent fees                                      31,636          -----          5,069         48,137
Registration and filing fees                              2,681          -----          -----          3,107
Printing fees                                             4,874            356          3,088          5,642
Insurance expense                                         7,945          -----          5,987          8,360
Other                                                     3,385            110          2,374          4,115
                                                   -------------  -------------  -------------  -------------
Total Expenses                                          456,025         35,714        214,349        609,892
Less:  Expenses voluntarily reduced/waived             (126,716)       (29,577)      (127,451)       (35,580)
                                                   -------------  -------------  -------------  -------------
Net Expenses                                            329,309          6,137         86,898        574,312
                                                   -------------  -------------  -------------  -------------
Net Investment Income                                 1,001,649        152,490        858,092      1,073,793
                                                   -------------  -------------  -------------  -------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment
  transactions                                            -----          -----          -----          -----
Net change in unrealized appreciation
  (depreciation) from investments                         -----          -----          -----          -----
                                                   -------------  -------------  -------------  -------------
Net realized and unrealized gains (losses)
  from investment                                         -----          -----          -----          -----
                                                   -------------  -------------  -------------  -------------
 Change in net assets resulting from operations      $1,001,649       $152,490       $858,092     $1,073,793
                                                   =============  =============  =============  =============

VINTAGE MUTUAL FUNDS, INC.

                 Statements of Operations (Unaudited)(continued)
                   For the Six Months Ended September 30, 2005

                                                    Municipal      Limited                   Municipal
                                                      Assets       Term Bond      Bond          Bond
                                                       Fund         Fund          Fund          Fund
                                                   ------------- ------------  ------------  -----------
INVESTMENT INCOME:
Interest income                                       $291,845   $1,035,670    $2,788,540     $749,918
Dividend income                                          -----        -----        10,313        -----
                                                  ------------- ------------  ------------  -----------
Total Income                                           291,845    1,035,670     2,798,853      749,918
                                                  ------------- ------------  ------------  -----------

EXPENSES: (Note 4)
Investment advisory fees                                41,506      138,773       306,974       93,837
Administration fees                                     24,904       72,162       145,115       48,795
Distribution and shareholder service fees S Shares       7,583        -----         -----        -----
Distribution and shareholder service fees S2 Share       -----        -----         -----        -----
Distribution and shareholder service fees T Shares       4,730        -----         -----        -----
Shareholder service fees                                 -----       69,166       139,122       46,773
Custody fees                                             3,520        5,129         6,391        2,052
Accounting fees                                          3,558        8,326        16,744        5,630
Legal fees                                                 437        1,798         2,299          851
Audit fees                                               4,179        5,553         6,280        4,696
Directors' fees                                          1,093        4,310         5,474        2,031
Transfer agent fees                                      9,864       27,693        27,729        7,115
Registration and filing fees                             1,386        1,479         2,350          802
Printing fees                                            1,101        4,111         4,712        1,593
Insurance expense                                        1,264        6,060         7,283        2,787
Other                                                      873       12,466        15,801        5,371
                                                  ------------- ------------  ------------  -----------
Total Expenses                                         105,998      357,026       686,274      222,334
Less:  Expenses voluntarily reduced/waived              (6,007)    (102,471)     (167,029)     (46,773)
                                                  ------------- --------------------------  -----------
Net Expenses                                            99,991      254,555       519,245      175,561
                                                  ------------- ------------  ------------  -----------
Net Investment Income                                  191,854      781,115     2,279,608      574,357
                                                  ------------- ------------  ------------  -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment
  transactions                                           -----     (517,038)     (135,463)     148,509
Net change in unrealized appreciation
  (depreciation) from investments                        -----      416,746        88,427     (135,670)
                                                  ------------- ------------  ------------  -----------
Net realized and unrealized gains (losses)
  from investment                                        -----     (100,292)      (47,036)      12,839
                                                  ------------- ------------  ------------  -----------
 Change in net assets resulting from operations       $191,854     $680,823    $2,232,572     $587,197
                                                  ============= ============  ============  ===========

VINTAGE MUTUAL FUNDS, INC.

                               Statement of Changes in Net Assets

                                             Government Assets Fund   Institutional Money Market Institutional Reserves Fund
                                            ------------------------- --------------------------- ---------------------------
                                              Six Months      Year       Six Months      Year     Six Months       Year
                                                Ended         Ended        Ended        Ended       Ended         Ended
                                            September 30,   March 31,   September 30,  March 31,  September 30,  March 31,
                                                2005          2005          2005        2005         2005         2005
                                           -------------- ----------- -------------- ----------- ------------- -----------
                                             (Unaudited)                (Unaudited)               (Unaudited)
OPERATIONS:
Net investment income (loss)                  $1,001,649     $983,856      $152,490     $10,990       $858,092    $793,517
Net realized gains/(losses)
  from investment transactions                    ------       ------        ------      ------         ------      ------
Net change in unrealized
  appreciation/(depreciation)
  from investments                                ------       ------        ------      ------         ------      ------
Change in net assets resulting from         -------------  ----------  -------------   ---------  ------------ -----------
  operations                                   1,001,649      983,856       152,490      10,990        858,092     793,517
                                            -------------  ----------  -------------   ---------  ------------ -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  Capital Shares                                  ------       ------      (152,490)    (10,990)      (858,092)   (793,517)
  S Shares                                        ------       ------        ------      ------         ------      ------
  S2 Shares                                       ------       ------        ------      ------         ------      ------
  T Shares                                    (1,001,649)    (983,856)       ------      ------         ------      ------
  I Shares                                        ------       ------        ------      ------         ------      ------

From net realized gains
  Capital Shares                                  ------       ------        ------      ------         ------      ------
  S Shares                                        ------       ------        ------      ------         ------      ------
  T Shares                                        ------       ------        ------      ------         ------      ------
  Return of Capital
Change in net assets from shareholder       -------------  ----------  -------------   ---------  ------------ -----------
distributions                                 (1,001,649)    (983,856)     (152,490)    (10,990)      (858,092)   (793,517)
                                            -------------  ----------  -------------   ---------  ------------ -----------

VINTAGE MUTUAL FUNDS, INC.

                             Statement of Changes in Net Assets (continued)


                                               Liquid Assets Fund        Municipal Assets Fund
                                            --------------------------- ------------------------
                                            Six Months       Year       Six Months      Year
                                               Ended         Ended        Ended         Ended
                                            September 30,   March 31,   September 30,  March 31,
                                               2005          2005          2005          2005
                                            ------------- ------------ ------------- -----------
                                             (Unaudited)                 (Unaudited)
OPERATIONS:
Net investment income (loss)                  $1,073,793     $736,741      $191,854    $148,834
Net realized gains/(losses)
  from investment transactions                    ------       ------        ------      ------
Net change in unrealized
  appreciation/(depreciation)
  from investments                                ------       ------        ------      ------
Change in net assets resulting from         -------------  ----------- -------------  ----------
  operations                                   1,073,793      736,741       191,854     148,834
                                            -------------  ----------- -------------  ----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  Capital Shares                                  ------     ------          ------      ------
  S Shares                                      (147,510)    (104,572)      (21,755)    (15,480)
  S2 Shares                                     (543,668)    (293,767)       ------      ------
  T Shares                                      (241,698)    (189,661)      (28,581)    (20,825)
  I Shares                                      (140,917)    (148,741)     (141,518)   (112,529)

From net realized gains
  Capital Shares                                  ------       ------        ------      ------
  S Shares                                        ------       ------        ------      ------
  T Shares                                        ------       ------        ------      ------
  Return of Capital
Change in net assets from shareholder       -------------  ----------- -------------  ----------
distributions                                 (1,073,793)    (736,741)     (191,854)   (148,834)
                                            -------------  ----------- -------------  ----------

VINTAGE MUTUAL FUNDS, INC.

                       Statement of Changes in Net Assets (continued)

                                          Government Assets Fund   Institutional Money Market Institutional Reserves Fund
                                         ------------------------- --------------------------- ---------------------------
                                           Six Months      Year       Six Months      Year     Six Months       Year
                                             Ended         Ended        Ended        Ended       Ended         Ended
                                         September 30,   March 31,   September 30,  March 31,  September 30,  March 31,
                                             2005          2005          2005        2005         2005         2005
                                        -------------- ----------- -------------- ----------- ------------- -----------
                                          (Unaudited)                (Unaudited)                (Unaudited)
CAPITAL SHARE
  TRANSACTIONS:
Issued:
  Capital Shares                               ------       ------    30,062,342  10,726,480    129,410,470  341,975,590
  S Shares                                     ------       ------        ------      ------         ------       ------
  S2 Shares                                    ------       ------        ------      ------         ------       ------
  T Shares                                124,025,158  352,501,493         -----      ------         ------       ------
  I Shares                                     ------       ------        ------      ------         ------       ------
Reinvestments:
  Capital Shares                               ------       ------       128,833      ------         ------       ------
  S Shares                                     ------       ------        ------      ------         ------       ------
  S2 Shares                                    ------       ------        ------      ------         ------       ------
  T Shares                                    179,955      150,153        ------      ------         ------       ------
  I Shares                                     ------       ------        ------      ------         ------       ------
Redemptions:
  Capital Shares                               ------       ------   (25,421,135)   (614,000)   (93,233,513)(331,336,325)
  S Shares                                     ------       ------        ------      ------         ------       ------
  S2 Shares                                    ------       ------        ------      ------         ------       ------
  T Shares                               (150,424,876)(353,711,468)       ------      ------         ------       ------
  I Shares                                     ------       ------        ------      ------         ------       ------
                                         ------------- ------------ ------------- ----------- -------------- -----------
Change in net assets from capital
  transactions                            (26,219,763)  (1,059,822)    4,770,040  10,112,480     36,176,957   10,639,265
                                         -------------  ----------  ------------  ----------  -------------  -----------
Change in net assets                      (26,219,763)  (1,059,822)    4,770,040  10,112,480     36,176,957   10,639,265

NET ASSETS:
   Beginning of year                       96,751,044   97,810,866    10,112,480       -----     43,673,012   33,033,747
                                         -------------  ----------  ------------- ----------  -------------- -----------
   End of Period                          $70,531,281  $96,751,044   $14,882,520 $10,112,480    $79,849,969  $43,673,012
                                         =============  ==========  ============= ==========  ============== ===========

VINTAGE MUTUAL FUNDS, INC.

                       Statement of Changes in Net Assets (continued)


                                               Liquid Assets Fund        Municipal Assets Fund
                                            --------------------------- ------------------------
                                            Six Months       Year       Six Months      Year
                                               Ended         Ended        Ended         Ended
                                            September 30,   March 31,   September 30,  March 31,
                                               2005          2005          2005          2005
                                            ------------- ------------ ------------- -----------
                                             (Unaudited)                 (Unaudited)
  TRANSACTIONS:
Issued:
  Capital Shares                               ------         ------        ------       ------
  S Shares                                 37,533,432    100,822,881     5,075,458    6,131,575
  S2 Shares                               146,544,906    249,211,827        ------       ------
  T Shares                                132,879,817    178,247,680     4,567,694    9,937,198
  I Shares                                 17,911,151     35,128,546    19,844,732   66,058,434
Reinvestments:
  Capital Shares                               ------         ------        ------       ------
  S Shares                                     ------         ------        ------       ------
  S2 Shares                                    ------         ------        ------       ------
  T Shares                                     59,436         58,424         4,737        3,115
  I Shares                                      9,290         21,250        ------       ------
Redemptions:
  Capital Shares                               ------         ------        ------       ------
  S Shares                                (35,364,674)  (124,589,161)   (4,971,593)  (5,972,939)
  S2 Shares                              (141,593,089)  (229,721,091)       ------      ------
  T Shares                               (116,959,064)  (183,649,324)   (5,301,776)  (9,645,393)
  I Shares                                (18,097,662)   (47,527,041)  (23,592,401) (73,710,334)
                                        --------------  ------------- ------------- ------------
Change in net assets from capital
  transactions                             22,923,543    (21,996,009)   (4,373,149)  (7,198,344)
                                          -------------   ----------- ------------- ------------
Change in net assets                       22,923,543    (21,996,009)   (4,373,149)  (7,198,344)

NET ASSETS:
   Beginning of year                       85,429,242    107,425,251    26,722,457   33,920,801
                                         -------------   ----------- -------------  ------------
   End of Period                         $108,352,785    $85,429,242   $22,349,308  $26,722,457
                                         =============   =========== =============  ============

VINTAGE MUTUAL FUNDS, INC.

                       Statement of Changes in Net Assets (continued)

                                        Government Assets Fund   Institutional Money Market Institutional Reserves Fund
                                       ------------------------- --------------------------- ---------------------------
                                         Six Months      Year       Six Months      Year     Six Months       Year
                                           Ended         Ended        Ended        Ended       Ended         Ended
                                       September 30,   March 31,   September 30,  March 31,  September 30,  March 31,
                                           2005          2005          2005        2005         2005         2005
                                      -------------- ----------- -------------- ----------- ------------- -----------
                                        (Unaudited)                (Unaudited)               (Unaudited)
SHARE TRANSACTIONS:
Issued:
  Capital Shares                        ------        ------     30,062,342   10,726,480  129,410,470  341,975,590
  S Shares                              ------        ------         ------       ------       ------       ------
  S2 Shares                             ------        ------         ------       ------       ------       ------
  T Shares                         124,025,158   352,501,493          -----       ------       ------       ------
  I Shares                              ------        ------         ------       ------       ------       ------
Reinvestments:
  Capital Shares                        ------        ------        128,833       ------       ------       ------
  S Shares                              ------        ------         ------       ------       ------       ------
  S2 Shares                             ------        ------         ------       ------       ------       ------
  T Shares                             179,955       150,153         ------       ------       ------       ------
  I Shares                              ------        ------         ------       ------       ------       ------
Redemptions:
  Capital Shares                        ------        ------    (25,421,135)    (614,000) (93,233,513)(331,336,325)
  S Shares                              ------        ------         ------       ------       ------       ------
  S2 Shares                             ------        ------         ------       ------       ------       ------
  T Shares                        (150,424,876) (353,711,468)        ------       ------       ------       ------
  I Shares                              ------        ------         ------       ------       ------       ------
                                 -------------  -------------  -------------  -----------  ----------- ------------
Change in net assets              (26,219,763)    (1,059,822)     4,770,040   10,112,480   36,176,957   10,639,265
                                 =============  =============  =============  ===========  =========== ============

VINTAGE MUTUAL FUNDS, INC.

                       Statement of Changes in Net Assets (continued)

                                           Liquid Assets Fund        Municipal Assets Fund
                                         --------------------------- ------------------------
                                         Six Months       Year       Six Months      Year
                                            Ended         Ended        Ended         Ended
                                         September 30,   March 31,   September 30,  March 31,
                                            2005          2005          2005          2005
                                         ------------- ------------ ------------- -----------
                                          (Unaudited)                 (Unaudited)
SHARE TRANSACTIONS:
Issued:
  Capital Shares                              ------         ------       ------       ------
  S Shares                                37,533,432    100,822,881    5,075,458    6,131,575
  S2 Shares                              146,544,906    249,211,827       ------       ------
  T Shares                               132,879,817    178,247,680    4,567,694    9,937,198
  I Shares                                17,911,151     35,128,546   19,844,732   66,058,434
Reinvestments:
  Capital Shares                              ------         ------       ------       ------
  S Shares                                    ------         ------       ------       ------
  S2 Shares                                   ------         ------        -----        -----
  T Shares                                    59,436         58,424        4,737        3,115
  I Shares                                     9,290         21,250       ------       ------
Redemptions:
  Capital Shares                              ------         ------       ------       ------
  S Shares                               (35,364,674)  (124,589,161)  (4,971,593)  (5,972,939)
  S2 Shares                             (141,593,089)  (229,721,091)      ------       ------
  T Shares                              (116,959,064)  (183,649,324)  (5,301,776)  (9,645,393)
  I Shares                               (18,097,662)  (47,527,041)  (23,592,401) (73,710,334)
                                        -------------  ------------  ------------  -----------
Change in net assets                      22,923,543   (21,996,009)   (4,373,149)  (7,198,344)
                                        =============  ============ =============  ===========

VINTAGE MUTUAL FUNDS, INC.

                       Statement of Changes in Net Assets (continued)

                                           Limited Term Bond Fund              Bond Fund          Municipal Bond Fund
                                         ----------------------------------------------------------------------------------
                                          Six Months        Year      Six Months        Year       Six Months      Year
                                             Ended          Ended        Ended         Ended          Ended       Ended
                                          September 30,   March 31,   September 30,   March 31,   September 30,   March 31,
                                              2005          2005          2005          2005          2005          2005
                                         -------------- ------------ --------------- ----------  -------------- -----------
                                            (Unaudited)               (Unaudited)                 (Unaudited)
OPERATIONS:
Net investment income (loss)                  $781,115     $1,720,611    $2,279,608   $4,642,928      $574,357  $1,293,115
Net realized gains/(losses)
  from investment transactions                (517,038)     (159,338)      (137,444)     914,128       148,509     433,703
Net change in unrealized
  appreciation/(depreciation)
  from investments                             416,746     (1,744,562)       54,349   (4,012,600)     (135,670) (1,913,060)
Change in net assets resulting from      -------------   -------------  ------------  ----------   ------------ -----------
  operations                                   680,823       (183,289)    2,196,513    1,544,456        587,197   (186,242)
                                         -------------   ------------- -------------  ----------   ------------ -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  Capital Shares                              (731,090)    (1,580,322)   (2,278,983)  (4,642,928)     (574,432) (1,293,115)
  S Shares                                      ------         ------        ------       ------        ------      ------
  S2 Shares                                     ------         ------        ------       ------        ------      ------
  T Shares                                      ------         ------        ------       ------        ------      ------
  I Shares                                      ------         ------        ------       ------        ------      ------

From net realized gains
  Capital Shares                                ------         ------        ------       ------        ------    (578,806)
  S Shares                                      ------         ------        ------       ------        ------      ------
  T Shares                                      ------         ------        ------       ------        ------      ------
  Return of Capital                             ------       (140,289)
Change in net assets from shareholder    -------------   ------------- -------------  ----------   ------------ -----------
distributions                                 (731,090)    (1,720,611)   (2,278,983)  (4,642,928)     (574,432) (1,871,921)
                                         -------------   -------------  ------------  ----------   ------------ -----------


VINTAGE MUTUAL FUNDS, INC.

                       Statement of Changes in Net Assets (continued)

                                           Limited Term Bond Fund              Bond Fund          Municipal Bond Fund
                                         --------------------------- -------------------------- -----------------------------
                                          Six Months        Year      Six Months        Year       Six Months      Year
                                             Ended          Ended        Ended         Ended          Ended       Ended
                                          September 30,   March 31,   September 30,   March 31,   September 30,   March 31,
                                              2005          2005          2005          2005          2005          2005
                                         -------------- ------------ --------------- ----------  -------------- -----------
                                           (Unaudited)                (Unaudited)                 (Unaudited)
CAPITAL SHARE
  TRANSACTIONS:
Issued:
  Capital Shares                           3,486,490    11,800,804       6,939,209    14,709,193       513,758    2,833,158
  S Shares                                    ------        ------          ------        ------        ------       ------
  S2 Shares                                   ------        ------          ------        ------        ------       ------
  T Shares                                    ------        ------          ------        ------        ------       ------
  I Shares                                    ------        ------          ------        ------        ------       ------
Reinvestments:
  Capital Shares                             214,202       530,629          576,288    1,165,191        45,161      126,649
  S Shares                                    ------        ------          ------        ------        ------       ------
  S2 Shares                                   ------        ------          ------        ------        ------       ------
  T Shares                                    ------        ------          ------        ------        ------       ------
  I Shares                                    ------        ------          ------        ------        ------       ------
Redemptions:
  Capital Shares                          (8,224,261)  (19,058,028)   (11,940,858)   (25,600,415)   (3,093,386)  (5,852,325)
  S Shares                                    ------        ------          ------        ------        ------       ------
  S2 Shares                                   ------        ------          ------        ------        ------       ------
  T Shares                                    ------        ------          ------        ------        ------       ------
  I Shares                                    ------        ------          ------        ------        ------       ------
                                        ------------- -------------   -------------  ------------   -----------  ------------
Change in net assets from capital
  transactions                            (4,523,569)   (6,726,595)     (4,425,361)   (9,726,031)   (2,534,467)  (2,892,518)
                                        -------------   ----------    -------------    ----------   -----------   ---------
Change in net assets                      (4,573,837)   (8,630,495)     (4,507,831)  (12,824,503)   (2,521,702)  (4,950,681)

NET ASSETS:
   Beginning of year                      57,250,560    65,881,055     112,671,965   125,496,468    38,569,108   43,519,789
                                        -------------  -----------    ------------- ------------   ------------  -----------
   End of Period                         $52,676,723   $57,250,560    $108,164,134  $112,671,965   $36,047,406  $38,569,108
                                        =============  ===========    ============= ============   ============  ===========

VINTAGE MUTUAL FUNDS, INC.

                       Statement of Changes in Net Assets (continued)

                                           Limited Term Bond Fund              Bond Fund          Municipal Bond Fund
                                         ----------------------------------------------------------------------------------
                                          Six Months        Year      Six Months        Year       Six Months      Year
                                             Ended          Ended        Ended         Ended          Ended       Ended
                                          September 30,   March 31,   September 30,   March 31,   September 30,   March 31,
                                              2005          2005          2005          2005          2005          2005
                                         -------------- ------------ --------------- ----------  -------------- -----------
                                          (Unaudited)                (Unaudited)                 (Unaudited)
SHARE TRANSACTIONS:
Issued:
  Capital Shares                          389,498     1,230,705         758,978    1,482,568          53,022     262,207
  S Shares                                 ------        ------          ------       ------          ------      ------
  S2 Shares                                ------        ------          ------       ------          ------      ------
  T Shares                                 ------        ------          ------       ------          ------      ------
  I Shares                                 ------        ------          ------       ------          ------      ------
Reinvestments:
  Capital Shares                           22,564        52,202          58,196      118,463           4,280      11,755
  S Shares                                 ------        ------          ------       ------          ------      ------
  S2 Shares                                ------        ------          ------       ------          ------      ------
  T Shares                                 ------        ------          ------       ------          ------      ------
  I Shares                                 ------        ------          ------       ------          ------      ------
Redemptions:
  Capital Shares                         (865,739)   (1,983,773)     (1,205,718)   (2,591,749)      (292,624)   (543,364)
  S Shares                                 ------        ------          ------       ------          ------      ------
  S2 Shares                                ------        ------          ------       ------          ------      ------
  T Shares                                 ------        ------          ------       ------          ------      ------
  I Shares                                 ------        ------          ------       ------          ------      ------
                                     =============   ==========    =============   ==========   =============   =========
Change in net assets                     (453,677)     (700,866)       (388,544)    (990,718)       (235,322)   (269,402)
                                     =============   ==========    =============   ==========   =============   =========

VINTAGE MUTUAL FUNDS, INC.
Notes to Financial Statements (unaudited)
September 30, 2005

1.  Organization:

IMG Mutual Funds, Inc. was incorporated on November 16, 1994 and capitalized on May 1, 1995. IMG Mutual Funds, Inc. was renamed Vintage Mutual Funds, Inc., (the "Funds"), in February 1998. The Funds are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end management investment company issuing its shares in eight portfolios. The Funds currently consist of the following diversified portfolios (individually, a "Fund"): Government Assets Fund, Institutional Money Market Fund (commencement of operations on March 7, 2005), Institutional Reserves Fund, Liquid Assets Fund, Municipal Assets Fund, Vintage Limited Term Bond Fund ("Limited Term Bond Fund"), Vintage Bond Fund ("Bond Fund"), and Vintage Municipal Bond Fund ("Municipal Bond Fund").

Liquid Assets Fund and Municipal Assets Fund offer four and three classes of shares, respectively. S and S2 Shares are offered to customers of banks. S and S2 Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. I Shares may be purchased by individual and institutional investors directly from BISYS Fund Services Limited Partnership (the "Distributor").

Each class of shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

As of the close of business September 16, 2005, all assets of the Vintage Equity and Growth Funds were acquired by the Federated Capital Appreciation Fund Class A Shares in exchange for Class A Shares of the Federated Capital Appreciation Fund that were distributed prorata by the Vintage Equity and Growth Funds to their shareholders, resulting in complete liquidation and termination of the Vintage Equity and Growth Funds. On the same date, all assets of the Vintage Balanced Fund were acquired by the Federated Stock and Bond Fund Class A Shares in exchange for Class A Shares of the Federated Stock and Bond Fund that were distributed prorata by the Vintage Balanced Fund to its shareholders, resulting in complete liquidation and termination of the Vintage Balanced Fund.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation

Investments of the Government Assets Fund, Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund and Municipal Assets Fund (the "Money Market Funds") are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on a constant basis to the maturity of the security.

VINTAGE MUTUAL FUNDS, INC.
Notes to Financial Statements (unaudited)
September 30, 2005

Investments of the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund (collectively the "Variable Net Asset Funds") for which the primary market is a national securities exchange are valued at the last reported sale price or official closing price, on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the latest available bid quotation. Substantially all fixed-income securities are valued each business day as of the close of regular trading by one or more independent pricing services (the "Pricing Services") approved by the Funds' Board of Directors (the "Board"). When quoted bid prices are readily available, the Pricing Services generally value fixed-income securities at the bid price, provided that the Pricing Services believe those prices to reflect the fair market value of the securities. Other investments valued by the Pricing Services are carried at fair value as determined by the Pricing Services, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Pricing Services may take other factors into consideration in pricing securities, including institutional size transactions in similar groups of securities as well as developments related to specific securities. Fixed income securities having maturities of 60 days or less are valued at amortized cost. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Board. The difference between the cost and market values of investments held by the variable net asset funds is reflected as either unrealized appreciation or depreciation.


Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment adviser, Investors Management Group, ("IMG"), deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.

Loan Certificates

The Liquid Assets Fund invests in Farmer's Home Administration Guaranteed Loan Certificates ("FmHA") which represent interests in the guaranteed portion of FmHA loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days' written notice. The FmHAs are diversified through limitations on certificates sold by any one individual bank.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

VINTAGE MUTUAL FUNDS, INC.
Notes to Financial Statements (unaudited)
September 30, 2005

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Government Assets Fund, Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund and Municipal Assets Fund. Dividends from net investment income are declared and paid monthly for the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

The dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Bank Line of Credit

The Funds have a $5,000,000 bank line of credit agreement with the Bank of New York. The Funds did not borrow from the line during the period ended September 30, 2005.

Expenses

Expenses attributable to a Fund are charged to that Fund; other expenses of the Funds are prorated to the Funds on the basis of each Fund's relative net assets or on another reasonable basis.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2005 are as follows:

                                                        Proceeds
                                         Purchases     from Sales
                                         ---------     ----------
Limited Term Bond Fund                  $20,160,673   $23,700,481
Bond Fund                               $19,972,265   $24,859,356
Municipal Bond Fund                      $3,854,261    $5,350,028

4.  Related Party Transactions:

Under the terms of its Investment Advisory Agreement, IMG, an indirect wholly owned subsidiary of AMCORE Financial, Inc. ("AMCORE"), is entitled to receive fees computed daily on a percentage of the average daily net assets of each Fund as follows:

Government Assets Fund                  0.40%
Institutional Money Market Fund         0.35%
Institutional Reserve Fund              0.35%
Liquid Assets Fund                      0.35%
Municipal Assets Fund                   0.35%
Limited Term Bond Fund                  0.50%
Bond Fund                               0.55%
Municipal Bond Fund                     0.50%

IMG voluntarily limited advisory fees for the Government Assets Fund to 0.35 percent, Institutional Reserves Fund to 0.10 percent and voluntarily waived all advisory fees for the Institutional Money Market Fund.

The Funds have entered into a management and administration agreement with IMG pursuant to which the Funds pay administrative fees at an annual rate of 0.21 percent of the average daily net assets for the Money Market Funds and 0.26 percent of the average daily net assets for the Variable Net Asset Funds. IMG voluntarily limited administrative fees for the Institutional Money Market Fund to 0.045 percent, Institutional Reserves Fund to 0.05 percent, Limited Term Bond Fund to 0.14 percent, and Bond Fund to 0.21 percent.

VINTAGE MUTUAL FUNDS, INC.
Notes to Financial Statements (unaudited)
September 30, 2005

IMG also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services. IMG voluntarily waived all fund accounting fees for the Institutional Money Market Fund and Institutional Reserves Fund.

The Funds have adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization"), which may include AMCORE, its correspondent and affiliated banks, which agree to provide recordkeeping and/or administrative support services for their customers or account holders (collectively, "customers") who are beneficial or record owner of shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services. At September 30, 2005, the Funds are required to pay servicing fees as follows: 0.25 percent on S shares of the Liquid Assets and Municipal Assets Funds, 0.25 percent on S2 shares of the Liquid Assets Fund, and 0.15 percent on T shares of the Liquid Assets and Municipal Assets Funds. During the period IMG limited administrative service fees on S shares of Municipal Assets Fund and supplemented the portion of fees waived at the Fund level to the Participating Organization. During the period ended September 30, 2005, AMCORE recorded revenue of $10,440 and $3,193, for administrative service fees from the Liquid Assets Fund and Municipal Assets Fund, respectively.

BISYS Fund Services Limited Partnership serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Funds, but may receive compensation under a Distribution and Shareholder Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations, including AMCORE, or its affiliates, pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with Shares of a Fund purchased and held by Customers of the Participating Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.50 percent on S Shares of the Liquid Assets Fund and 0.25 percent on all other Classes and Funds. Currently, such fees are limited to 0.40 percent for S Shares of the Liquid Assets Fund, 0.15 percent for S2 Shares of the Liquid Assets Fund, 0.15 percent for S Shares of the Municipal Assets Fund and 0.00 percent for all other Classes and Funds. However, IMG as Adviser and Administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund. During the period ended September 30, 2005, AMCORE received $1,066 and $213 for distribution fees from the Liquid Assets Fund, and Municipal Assets Fund, respectively.

IMG also serves as the Funds' transfer agent to certain classes of the Institutional Money Market Fund, Institutional Reserves Fund, S, S2, and I Share classes of Liquid Assets Fund, and S and I Share classes of Municipal Assets Fund. IMG is paid a fee for Transfer Agency Services based on the number of shareholder accounts serviced. BISYS Fund Services Limited Partnership serves as transfer agent to the other classes and Funds pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services.

VINTAGE MUTUAL FUNDS, INC.
Notes to Financial Statements (unaudited)
September 30, 2005

5. Federal Income Taxes:

Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities as of September 30, 2005 for tax purposes follow:

                                                                    Net
                               Aggregate        Aggregate        Unrealized    Cost of
                            Unrealized Gain  Unrealized (Loss)  Gain (Loss)   Investments
                            ---------------  -----------------  -----------   -----------
Government Assets Fund                 --                 --            --    $ 70,611,105
Institutional Money
  Market Fund                          --                 --            --    $ 14,913,489
Institutional Reserves Fund            --                 --            --    $ 80,030,126
Liquid Assets Fund                     --                 --            --    $108,153,897
Municipal Assets Fund                  --                 --            --    $ 22,376,214
Limited Term Bond Fund         $   52,973        $  (746,219)    $(693,246)   $ 53,103,278
Bond Fund                      $1,351,192        $(1,404,714)    $ (53,523)   $107,850,678
Municipal Bond Fund            $  965,789        $  (156,921)    $ 808,869    $ 34,857,237

For tax purposes, the following Funds have capital loss carryovers as of March 31, 2005, the Funds' most recent fiscal year end, which are available to offset future realized capital gains for Federal income tax purposes. The following shows the totals by year in which capital loss carryovers will expire if not used:

                            Liquid Assets     Limited Term
                                Fund             Fund           Bond Fund
                             ------------------------------------------------
March 31, 2006
March 31, 2007                             $      434
March 31, 2008                                 32,964
March 31, 2009                                496,477          $   415,441
March 31, 2010
March 31, 2011               $  4,519          17,563
March 31, 2012                  6,648       1,659,350            1,793,103
March 31, 2013                                 88,259
                             ------------------------------------------------
Total Carryover              $ 11,167     $ 2,295,047           $ 2,208,544
                             ================================================

At March 31, 2005, the Limited Term Bond Fund had $94,541 in deferred capital losses occurring subsequent to October 31, 2004. For tax purposes, such losses will be reflected in the year ending March 31, 2006.

VINTAGE MUTUAL FUNDS, Inc.

                                                Financial Highlights


                                                          Investment Activities                       Dividends and Distributions
                                                ----------------------------------------- ------------------------------------------
                                                                                                                            Total
                                        NAV          Net       Net Realized/  Total from   From Net   From Net  Return   Dividends
                                     Beginning   Investment     Unrealized    Investment  Investment  Realized    of        and
                                     of Period  Income (Loss) Gains (Losses)  Activities    Income      Gains  Capital Distributions
                                     ---------  ------------- --------------  ----------    ------      -----  ------- -------------
Government Assets Fund "T" Shares
Six Months Ended September 30,
 2005 (Unaudited)                      $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00       (0.01)
  Year Ended         March 31, 2005    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00       (0.01)
  Year Ended         March 31, 2004    $1.00        0.00           0.00         0.00         0.00       0.00      0.00        0.00
  Year Ended         March 31, 2003    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00       (0.01)
  Year Ended         March 31, 2002    $1.00        0.03           0.00         0.03        (0.03)      0.00      0.00       (0.03)
  Year Ended         March 31, 2001    $1.00        0.06           0.00         0.06        (0.06)      0.00      0.00       (0.06)
Institutional Money Market Fund
Six Months Ended September 30,
 2005 (Unaudited)                      $1.00        0.02           0.00         0.02        (0.02)      0.00      0.00       (0.02)
  Year Ended         March 31, 2005    $1.00        0.00           0.00         0.00         0.00       0.00      0.00        0.00
Institutional Reserves Fund
Six Months Ended September 30,
 2005 (Unaudited)                      $1.00        0.02           0.00         0.02        (0.02)      0.00      0.00       (0.02)
  Year Ended         March 31, 2005    $1.00        0.02           0.00         0.02        (0.02)      0.00      0.00       (0.02)
  Year Ended         March 31, 2004    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00       (0.01)
Liquid Assets Fund "S" Shares
Six Months Ended September 30,
 2005 (Unaudited)                      $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00       (0.01)
  Year Ended         March 31, 2005    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00       (0.01)
  Year Ended         March 31, 2004    $1.00        0.00           0.00         0.00         0.00       0.00      0.00        0.00
  Year Ended         March 31, 2003    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00       (0.01)
  Year Ended         March 31, 2002    $1.00        0.02           0.00         0.02        (0.02)      0.00      0.00       (0.02)
  Year Ended         March 31, 2001    $1.00        0.05           0.00         0.05        (0.05)      0.00      0.00       (0.05)
Liquid Assets Fund "S2" Shares
Six Months Ended September 30,
 2005 (Unaudited)                      $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00       (0.01)
  Year Ended         March 31, 2005    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00       (0.01)
  Year Ended         March 31, 2004    $1.00        0.00           0.00         0.00         0.00       0.00      0.00        0.00
  Year Ended         March 31, 2003    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00       (0.01)
  Year Ended         March 31, 2002    $1.00        0.02           0.00         0.02        (0.02)      0.00      0.00       (0.02)
  Year Ended         March 31, 2001    $1.00        0.05           0.00         0.05        (0.05)      0.00      0.00       (0.05)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a)  Not Annualized.
  (b)  Annualized.

                                       47



                                                   TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA
            ------------------------------------------------------------------------------------------------------------
                                               Ratio of         Ratio of Net        Ratio of             Ratio of Net
    NAV                        Net Assets     Expenses to       Investment         Expenses to           Investment
    End         Total         End of Period     Average       Income (Loss) to      Average            Income (Loss) to
 of Period     Return         (000 omitted)   Net Assets     Average Net Assets   Net Assets*        Average Net Assets*
 ---------     ------         -------------   ----------     ------------------   -----------        -------------------



   $1.00         1.21% (a)       $70,531          0.78% (b)        2.37% (b)          1.08% (b)             2.07% (b)
   $1.00         0.95%           $96,751          0.78%            0.93%              1.08%                 0.63%
   $1.00         0.40%           $97,811          0.75%            0.41%              0.81%                 0.36%
   $1.00         0.96%          $168,574          0.72%            0.95%              0.77%                 0.90%
   $1.00         2.66%          $134,316          0.68%            2.69%              0.73%                 2.64%
   $1.00         5.73%          $170,838          0.68%            5.59%              0.73%                 5.54%


   $1.00         1.56% (a)       $14,883          0.13% (b)        3.17% (b)          0.74% (b)             2.55% (b)
   $1.00         0.17% (a)       $10,112          0.15% (b)        2.54% (b)          0.74% (b)             1.95% (b)


   $1.00         1.46% (a)       $79,850          0.30% (b)        2.96% (b)          0.71% (b)             2.55% (b)
   $1.00         1.59%           $43,673          0.17%            1.62%              0.72%                 1.07%
   $1.00         1.03%           $33,034          0.14%            1.00%              0.68%                 0.46%


   $1.00         0.94% (a)       $15,539          1.48% (b)        1.88% (b)          -----                 -----
   $1.00         0.56%           $13,371          1.32%            0.41%              1.58%                 0.16%
   $1.00         0.08%           $37,139          1.37%            0.08%              1.55%                (0.10%)
   $1.00         0.56%           $74,250          1.36%            0.56%              -----                 -----
   $1.00         2.22%           $79,744          1.36%            2.14%              -----                 -----
   $1.00         5.26%           $77,849          1.36%            5.13%              -----                 -----


   $1.00         1.06% (a)       $53,193          1.23% (b)        2.13% (b)          1.33% (b)             2.03% (b)
   $1.00         0.77%           $48,241          1.16%            0.88%              1.33%                 0.71%
   $1.00         0.29%           $28,748          1.12%            0.29%              1.30%                 0.10%
   $1.00         0.81%            $3,958          1.11%            0.86%              -----                 -----
   $1.00         2.48%            $8,519          1.11%            2.44%              -----                 -----
   $1.00         5.52%            $9,139          1.11%            5.39%              -----                 -----


                                                          Investment Activities                       Dividends and Distributions
                                                ----------------------------------------- ------------------------------------------
                                                                                                                            Total
                                        NAV          Net       Net Realized/  Total from   From Net   From Net  Return   Dividends
                                     Beginning   Investment     Unrealized    Investment  Investment  Realized    of        and
                                     of Period  Income (Loss) Gains (Losses)  Activities    Income      Gains  Capital Distributions
                                     ---------  ------------- --------------  ----------    ------      -----  ------- -------------
Liquid Assets Fund "T" Shares
Six Months Ended September 30,
 2005 (Unaudited)                      $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00      (0.01)
  Year Ended         March 31, 2005    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00      (0.01)
  Year Ended         March 31, 2004    $1.00        0.00           0.00         0.00         0.00       0.00      0.00       0.00
  Year Ended         March 31, 2003    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00      (0.01)
  Year Ended         March 31, 2002    $1.00        0.03           0.00         0.03        (0.03)      0.00      0.00      (0.03)
  Year Ended         March 31, 2001    $1.00        0.06           0.00         0.06        (0.06)      0.00      0.00      (0.06)
Liquid Assets Fund "I" Shares
Six Months Ended September 30,
 2005 (Unaudited)                      $1.00        0.01           0.00         0.01        (0.03)      0.00      0.00      (0.03)
  Year Ended         March 31, 2005    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00      (0.01)
  Year Ended         March 31, 2004    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00      (0.01)
  Year Ended         March 31, 2003    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00      (0.01)
  Year Ended         March 31, 2002    $1.00        0.03           0.00         0.03        (0.03)      0.00      0.00      (0.03)
  Year Ended         March 31, 2001    $1.00        0.06           0.00         0.06        (0.06)      0.00      0.00      (0.06)
Municipal Assets Fund "S" Shares
Six Months Ended September 30,
 2005 (Unaudited)                      $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00      (0.01)
  Year Ended         March 31, 2005    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00      (0.01)
  Year Ended         March 31, 2004    $1.00        0.00           0.00         0.00         0.00       0.00      0.00       0.00
  Year Ended         March 31, 2003    $1.00        0.00           0.00         0.00         0.00       0.00      0.00       0.00
  Year Ended         March 31, 2002    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00      (0.01)
  Year Ended         March 31, 2001    $1.00        0.03           0.00         0.03        (0.03)      0.00      0.00      (0.03)
Municipal Assets Fund "T" Shares
Six Months Ended September 30,
 2005 (Unaudited)                      $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00      (0.01)
  Year Ended         March 31, 2005    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00      (0.01)
  Year Ended         March 31, 2004    $1.00        0.00           0.00         0.00         0.00       0.00      0.00       0.00
  Year Ended         March 31, 2003    $1.00        0.01           0.00         0.01        (0.01)      0.00      0.00      (0.01)
  Year Ended         March 31, 2002    $1.00        0.02           0.00         0.02        (0.02)      0.00      0.00      (0.02)
  Year Ended         March 31, 2001    $1.00        0.03           0.00         0.03        (0.03)      0.00      0.00      (0.03)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a)  Not Annualized.
  (b)  Annualized.

                                       49

                                    TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA
            ---------------------------------------------------------------------------------------------------------
                                             Ratio of        Ratio of Net         Ratio of         Ratio of Net
    NAV                      Net Assets     Expenses to      Investment          Expenses to       Investment
    End       Total         End of Period     Average       Income (Loss) to     Average          Income (Loss) to
 of Period   Return         (000 omitted)    Net Assets    Average Net Assets    Net Assets*    Average Net Assets*
 ---------   ------         -------------    ----------    ------------------    -----------    -------------------



   $1.00       1.19% (a)      $29,441          0.98% (b)             2.39% (b)      1.08% (b)          2.29% (b)
   $1.00       0.94%          $13,461          0.98%                 0.93%          1.08%              0.83%
   $1.00       0.41%          $18,804          0.87%                 0.41%          1.05%              0.23%
   $1.00       1.06%          $29,287          0.86%                 1.09%          -----              -----
   $1.00       2.73%          $44,038          0.86%                 2.57%          -----              -----
   $1.00       5.80%          $30,590          0.86%                 5.65%          -----              -----


   $1.00       1.26% (a)      $10,180          0.83% (b)             2.53% (b)      -----              -----
   $1.00       1.09%          $10,357          0.83%                 1.03%          -----              -----
   $1.00       0.56%          $22,734          0.62%                 0.56%          0.80%              0.38%
   $1.00       1.22%          $28,948          0.71%                 1.21%          -----              -----
   $1.00       2.89%          $43,041          0.71%                 2.72%          -----              -----
   $1.00       5.94%          $32,061          0.71%                 5.78%          -----              -----


   $1.00       0.72% (a)       $3,046          1.02% (b)             1.44% (b)      1.29% (b)          1.17% (b)
   $1.00       0.54%           $2,942          0.90%                 0.55%          1.34%              0.10%
   $1.00       0.23%           $2,783          1.20%                 0.24%          1.65%             (0.21%)
   $1.00       0.35%           $2,993          1.10%                 0.33%          1.17%              0.26%
   $1.00       1.47%           $2,151          1.11%                 1.40%          -----              -----
   $1.00       3.07%           $2,403          1.12%                 3.09%          -----              -----


   $1.00       0.76% (a)       $3,232          0.94% (b)             1.52% (b)      1.04% (b)          1.42% (b)
   $1.00       0.58%           $3,961          0.85%                 0.59%          1.09%              0.35%
   $1.00       0.26%           $3,666          0.95%                 0.26%          1.16%              0.05%
   $1.00       0.55%           $5,493          0.92%                 0.56%          -----              -----
   $1.00       1.70%           $6,053          0.86%                 1.67%          -----              -----
   $1.00       3.31%           $6,054          0.87%                 3.26%          -----              -----


                                                          Investment Activities                     Dividends and Distributions
                                                ---------------------------------------- -------------------------------------------
                                                                                                                            Total
                                        NAV          Net       Net Realized/ Total from   From Net   From Net   Return   Dividends
                                     Beginning   Investment     Unrealized   Investment  Investment  Realized     of        and
                                     of Period  Income (Loss) Gains (Losses) Activities    Income      Gains   Capital Distributions
                                     ---------  ------------- -------------- ----------    ------      -----   ------- -------------
Municipal Assets Fund "I" Shares
Six Months Ended September 30,
 2005 (Unaudited)                      $1.00        0.01           0.00        0.01        (0.02)      0.00      0.00       (0.02)
  Year Ended         March 31, 2005    $1.00        0.01           0.00        0.01        (0.01)      0.00      0.00       (0.01)
  Year Ended         March 31, 2004    $1.00        0.00           0.00        0.00         0.00       0.00      0.00        0.00
  Year Ended         March 31, 2003    $1.00        0.01           0.00        0.01        (0.01)      0.00      0.00       (0.01)
  Year Ended         March 31, 2002    $1.00        0.02           0.00        0.02        (0.02)      0.00      0.00       (0.02)
  Year Ended         March 31, 2001    $1.00        0.03           0.00        0.03        (0.03)      0.00      0.00       (0.03)
Limited Term Bond Fund
Six Months Ended September 30,
 2005 (Unaudited)                      $9.47        0.13          (0.02)      (0.11)       (0.12)      0.00      0.00       (0.01)
  Year Ended         March 31, 2005    $9.76        0.26          (0.29)      (0.03)       (0.24)      0.00     (0.02)      (0.26)
  Year Ended         March 31, 2004    $9.62        0.28           0.14        0.42        (0.28)      0.00      0.00       (0.28)
  Year Ended         March 31, 2003    $9.98        0.47          (0.36)       0.11        (0.47)      0.00      0.00       (0.47)
  Year Ended         March 31, 2002    $9.94        0.55           0.03        0.58        (0.54)      0.00      0.00       (0.54)
  Year Ended         March 31, 2001    $9.63        0.54           0.31        0.85        (0.54)      0.00      0.00       (0.54)
Bond Fund
Six Months Ended September 30,
 2005 (Unaudited)                      $9.80        0.20           0.00        0.20        (0.20)      0.00      0.00        0.00
  Year Ended         March 31, 2005   $10.05        0.40          (0.25)       0.15        (0.40)      0.00      0.00       (0.40)
  Year Ended         March 31, 2004    $9.78        0.41           0.28        0.69        (0.42)      0.00      0.00       (0.42)
  Year Ended         March 31, 2003    $9.94        0.58          (0.14)       0.44        (0.59)     (0.01)     0.00       (0.60)
  Year Ended         March 31, 2002    $9.97        0.56          (0.03)       0.53        (0.56)      0.00      0.00       (0.56)
  Year Ended         March 31, 2001    $9.53        0.61           0.44        1.05        (0.61)      0.00      0.00       (0.61)
Municipal Bond Fund
Six Months Ended September 30,
 2005 (Unaudited)                     $10.49        0.16           0.00        0.16        (0.17)      0.00      0.00       (0.01)
  Year Ended         March 31, 2005   $11.02        0.34          (0.38)      (0.04)       (0.34)     (0.15)     0.00       (0.49)
  Year Ended         March 31, 2004   $11.06        0.37           0.07        0.44        (0.38)     (0.10)     0.00       (0.48)
  Year Ended         March 31, 2003   $10.54        0.40           0.54        0.94        (0.40)     (0.02)     0.00       (0.42)
  Year Ended         March 31, 2002   $10.68        0.41          (0.14)       0.27        (0.41)      0.00      0.00       (0.41)
  Year Ended         March 31, 2001   $10.24        0.42           0.44        0.86        (0.42)      0.00      0.00       (0.42)


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
  (a)  Not Annualized.
  (b)  Annualized.

                                       51

                                    TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA
            ---------------------------------------------------------------------------------------------------
                                            Ratio of       Ratio of Net         Ratio of       Ratio of Net
    NAV                   Net Assets       Expenses to     Investment          Expenses to     Investment
    End       Total      End of Period     Average        Income (Loss) to     Average        Income (Loss) to    Portfolio
 of Period   Return      (000 omitted)      Net Assets   Average Net Assets    Net Assets*  Average Net Assets*   Turnover
 ---------   ------      -------------      ----------   ------------------    -----------  -------------------  -----------



   $1.00      0.84% (a)      $16,072          0.79% (b)        1.67% (b)      -----                 -----
   $1.00      0.64%          $19,819          0.79%            0.60%          0.84%                 0.55%
   $1.00      0.30%          $27,471          0.70%            0.31%          -----                 -----
   $1.00      0.70%          $33,568          0.77%            0.68%          -----                 -----
   $1.00      1.88%          $26,516          0.71%            1.82%          -----                 -----
   $1.00      3.48%          $27,330          0.72%            3.41%          -----                 -----


   $9.46      1.23% (a)      $52,677          0.92% (b)        2.82% (b)      1.29% (b)             2.45% (b)     57.24%
   $9.47     (0.27%)         $57,251          0.89%            2.72%          1.24%                 2.38%         43.35%
   $9.76      4.37%          $65,881          0.96%            2.85%          -----                 -----         73.81%
   $9.62      1.13%          $58,746          0.92%            4.73%          -----                 -----         55.05%
   $9.98      5.96%          $54,153          0.93%            5.43%          -----                 -----         47.31%
   $9.94      9.06%          $47,754          0.90%            5.48%          -----                 -----         49.54%


   $9.80      2.07% (a)     $108,164          0.93% (b)        4.10% (b)      1.23% (b)             3.80% (b)     37.91%
   $9.80      1.47%         $112,672          0.98%            3.97%          1.28%                 3.67%         46.31%
  $10.05      7.08%         $125,496          0.99%            4.12%          -----                 -----         79.75%
   $9.78      4.46%         $131,296          0.95%            5.78%          -----                 -----         32.67%
   $9.94      5.20%         $143,385          0.99%            5.79%          -----                 -----         41.67%
   $9.97     11.37%          $36,340          0.99%            6.33%          -----                 -----         17.62%


  $10.48      1.46% (a)      $36,047          0.94% (b)        3.07% (b)      1.19% (b)             2.82% (b)     17.22%
  $10.49     (0.34%)         $38,569          0.99%            3.15%          1.24%                 2.90%         37.92%
  $11.02      3.91%          $43,520          0.93%            3.30%          -----                 -----         24.51%
  $11.06      9.06%          $47,187          0.85%            3.60%          -----                 -----          9.95%
  $10.54      2.41%          $46,695          0.91%            3.81%          -----                 -----         27.61%
  $10.68      8.59%          $47,274          0.86%            4.03%          -----                 -----         21.11%


VINTAGE MUTUAL FUNDS, INC.
Additional Information (Unaudited)
September 30, 2005

About Your Fund Expenses

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management of fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund's investment income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table on page illustrates your fund's costs in two ways:

1. BASED ON ACTUAL FUND RETURN. This section will help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" show is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

2. BASED ON HYPOTHETICAL 5 PERCENT RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5 percent before expenses during the period show, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a "sales load" or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can fin more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

VINTAGE MUTUAL FUNDS, INC.
Additional Information (Unaudited)
September 30, 2005



Six Months Ended September 30, 2005
                                                                           Expenses Paid During
                                    Beginning Account    Ending' Account  the Period 04/01/05 to
Vintage Mutual Funds                Value 03/31/2005    Value 09/30/2005        09/30/05*
------------------------------------------------------------------------------------------------
Based on Actual Fund Return
Money Market Funds:
  Government Assets Fund             $ 1,000.00           $ 1,009.69               $ 3.92
  Institutional Money Market Fund      1,000.00             1,012.53                 0.25
  Institutional Reserves Fund          1,000.00             1,011.77                 1.51
  Liquid Assets Fund S Shares          1,000.00             1,007.43                 7.43
  Liquid Assets Fund S2 Shares         1,000.00             1,008.48                 6.16
  Liquid Assets Fund T Shares          1,000.00             1,009.53                 4.91
  Liquid Assets Fund I Shares          1,000.00             1,010.16                 4.16
  Municipal Assets Fund S Shares       1,000.00             1,005.97                 5.95
  Municipal Assets Fund T Shares       1,000.00             1,006.27                 4.70
  Municipal Assets Fund I Shares       1,000.00             1,006.89                 3.95
Fixed Income Funds:
  Limited Term Bond Fund               1,000.00             1,012.30                 4.07
  Bond Fund                            1,000.00             1,020.69                 4.70
  Municipal Bond Fund                  1,000.00             1,014.56                 4.68

Based on Hypothetical 5% Return
Money Market Funds:
  Government Assets Fund             $ 1,000.00           $ 1,021.10               $ 3.94
  Institutional Money Market Fund      1,000.00             1,024.75                 0.25
  Institutional Reserves Fund          1,000.00             1,023.50                 1.52
  Liquid Assets Fund S Shares          1,000.00             1,017.60                 7.47
  Liquid Assets Fund S2 Shares         1,000.00             1,018.85                 6.21
  Liquid Assets Fund T Shares          1,000.00             1,020.10                 4.95
  Liquid Assets Fund I Shares          1,000.00             1,020.85                 4.19
  Municipal Assets Fund S Shares       1,000.00             1,019.05                 6.01
  Municipal Assets Fund T Shares       1,000.00             1,020.30                 4.75
  Municipal Assets Fund I Shares       1,000.00             1,021.05                 3.99
Fixed Income Funds:
  Limited Term Bond Fund               1,000.00             1,045.95                 4.14
  Bond Fund                            1,000.00             1,045.35                 4.76
  Municipal Bond Fund                  1,000.00             1,045.35                 4.76

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

2. Proxy Voting Policies and Procedures, Proxy Voting Record and Schedule of Portfolio Holdings

Form N-PX, which describes proxy voting, proxy policy and procedure is filed annually with the SEC, even though there are no proxy votes for fixed income investments. Form N-PX, as well as a complete schedule of portfolio holdings for the first and third quarters (Form N-Q) are available free of charge, upon request:
     o    by calling the Funds toll free at 1-800-798-1819,
     o    at www.sec.gov, or by phone at 1-800-SEC-0330, or
     o by mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).


3. Basis for Approval of Continuation of the Investment Advisory Agreement

The following factors were reviewed by the Board at its February 2005 meeting, and considered in evaluating the continuation of the advisory agreement:
     o A comparison of the advisory fees to fees charged other clients of the adviser and to fees charger other investment companies by their advisers;
     o The relationship of these fees to other services provided by the investment adviser and the fees charged for those services, as well as any fund-related expenses borne by the adviser;
     o Total expense ratios compared to expense ratios of other similar funds;
     o Economies of scale that should lead to smaller advisory fees as the funds grow;
     o Profits of the adviser from the funds relative to other profits from other advisers an on other clients;
     o The quality of the investment advice in terms of (1) its investment objectives, (2) relevant market indices and similar funds, and (3) the quality of the investment personnel; and
     o The extent of "soft dollar" benefit to the adviser, and whether they provide value to the Funds. No soft-dollar fees were paid by the Fund this year.

The Board reviewed various document and discussed the relevant factors before voting to continue the investment advisory agreement.

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) THE CODE OF ETHICS WAS NOT AMENDED DURING THE REPORTING PERIOD.
(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.
(E) NOT APPLICABLE.
(F)(1) NOT APPLICABLE.
(F)(2) NOT APPLICABLE.
(F)(3) TO REQUEST A FREE COPY OF THE VINTAGE MUTUAL FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. (a)(2) Debra Jones is the independent director named as the audit committee financial expert.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below. These numbers include professional services for the preparation of the Registrant's tax returns.

March 31, 2004    $135,000
March 31, 2005    $144,250

(B)NOT APPPLICABLE.
(C)SEE ITEM 4(A)
(D)NOT APPLICABLE.
(E)NOT APPLICABLE.
(F)NOT APPLICABLE.
(G)NOT APPLICABLE.
(H)NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.
ITEM 6. NOT APPLICABLE.
ITEM 7. NOT APPLICABLE.
ITEM 8. NOT APPLICABLE.
ITEM 9. NOT APPLICABLE.


ITEM 10. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF NOVEMBER 29, 2005, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 11. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


VINTAGE MUTUAL FUNDS, INC.


By /s/ Jeff Lorenzen
   ------------------------
Jeff Lorenzen, President


Date: December 3, 2005


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen President and Principal Executive,
------------------
Jeff Lorenzen

December 3, 2005

/s/ Amy M. Mitchell Treasurer and Principal Financial and Accounting Officer,
--------------------
Amy M. Mitchell

December 3, 2005